UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

Form N-CSR

CERTIFIED SHAREHOLDER REPORT OF REGISTERED

MANAGEMENT INVESTMENT COMPANIES

Investment Company Act File Number: 811-22821

Eaton Vance Floating-Rate Income Plus Fund

(Exact Name of Registrant as Specified in Charter)

Two International Place, Boston, Massachusetts 02110

(Address of Principal Executive Offices)

Maureen A. Gemma

Two International Place, Boston, Massachusetts 02110

(Name and Address of Agent for Services)

(617) 482-8260

(Registrant’s Telephone Number)

May 31

Date of Fiscal Year End

November 30, 2020

Date of Reporting Period

Item 1.	Reports to Stockholders

Eaton Vance

Floating-Rate Income Plus Fund (EFF)

Semiannual Report

November 30, 2020

Commodity Futures Trading Commission Registration. The Commodity Futures Trading Commission (“CFTC”) has adopted regulations that subject registered investment companies and advisers to regulation by the CFTC if a fund invests more than a prescribed level of its assets in certain CFTC-regulated instruments (including futures, certain options and swap agreements) or markets itself as providing investment exposure to such instruments. The investment adviser has claimed an exclusion from the definition of “commodity pool operator” under the Commodity Exchange Act with respect to its management of the Fund. Accordingly, neither the Fund nor the adviser with respect to the operation of the Fund is subject to CFTC regulation. Because of its management of other strategies, the Fund’s adviser is registered with the CFTC as a commodity pool operator. The adviser is also registered as a commodity trading advisor.

Fund shares are not insured by the FDIC and are not deposits or other obligations of, or guaranteed by, any depository institution. Shares are subject to investment risks, including possible loss of principal invested.

Semiannual Report November 30, 2020

Eaton Vance

Floating-Rate Income Plus Fund

Performance	2
Fund Profile	2
Endnotes and Additional Disclosures	3
Financial Statements	4
Officers and Trustees	35
Important Notices	36

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Performance1,2

Portfolio Managers Craig P. Russ, Andrew N. Sveen, CFA, Catherine C. McDermott, William E. Holt, CFA and Daniel P. McElaney, CFA

% Average Annual Total Returns	Inception Date	Six Months	One Year	Five Years	Since Inception

Fund at NAV	06/28/2013	10.67%	2.21%	6.14%	4.31%
Fund at Market Price	—	13.00	2.74	7.64	3.36

S&P/LSTA Leveraged Loan Index	—	7.88%	3.38%	4.73%	3.84%

% Premium/Discount to NAV[3]

					–6.55%

Distributions[4]

Total Distributions per share for the period					$0.363
Distribution Rate at NAV					4.45%
Distribution Rate at Market Price					4.76

% Total Leverage[5]

Borrowings					25.64%
Variable Rate Term Preferred Shares (VRTP Shares)					9.94

Fund Profile

Credit Quality (% of bonds, loans and asset-backed securities)6

Asset Allocation (% of total investments)7

See Endnotes and Additional Disclosures in this report.

Past performance is no guarantee of future results. Returns are historical and are calculated net of management fees and other expenses by determining the percentage change in net asset value (NAV) or market price (as applicable) with all distributions reinvested in accordance with the Fund’s Dividend Reinvestment Plan. Performance at market price will differ from performance at NAV due to variations in the Fund’s market price versus NAV, which may reflect factors such as fluctuations in supply and demand for Fund shares, changes in Fund distributions, shifting market expectations for the Fund’s future returns and distribution rates, and other considerations affecting the trading prices of closed-end funds. Investment return and principal value will fluctuate so that shares, when sold, may be worth more or less than their original cost. Performance for periods less than or equal to one year is cumulative. Performance is for the stated time period only; due to market volatility, current Fund performance may be lower or higher than the quoted return. For performance as of the most recent month-end, please refer to eatonvance.com.

2

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Endnotes and Additional Disclosures

[1]

S&P/LSTA Leveraged Loan Index is an unmanaged index of the institutional leveraged loan market. S&P/LSTA Leveraged Loan indices are a product of S&P Dow Jones Indices LLC (“S&P DJI”) and have been licensed for use. S&P® is a registered trademark of S&P DJI; Dow Jones® is a registered trademark of Dow Jones Trademark Holdings LLC (“Dow Jones”); LSTA is a trademark of Loan Syndications and Trading Association, Inc. S&P DJI, Dow Jones, their respective affiliates and their third party licensors do not sponsor, endorse, sell or promote the Fund, will not have any liability with respect thereto and do not have any liability for any errors, omissions, or interruptions of the S&P Dow Jones Indices. Unless otherwise stated, index returns do not reflect the effect of any applicable sales charges, commissions, expenses, taxes or leverage, as applicable. It is not possible to invest directly in an index.

[2]

Performance results reflect the effects of leverage. Performance since inception for an index, if presented, is the performance since the Fund’s or oldest share class’ inception, as applicable. Pursuant to the Fund’s Dividend Reinvestment Plan, if the NAV per share on the distribution payment date is equal to or less than the market price per share plus estimated brokerage commissions, then new shares are issued. The number of shares shall be determined by the greater of the NAV per share or 95% of the market price. Otherwise, shares generally are purchased on the open market by the Plan’s agent.

[3]

The shares of the Fund often trade at a discount or premium to their net asset value. The discount or premium may vary over time and may be higher or lower than what is quoted in this report. For up-to-date premium/discount information, please refer to https://funds.eatonvance.com/closed-end-fund-prices.php.

[4]

The Distribution Rate is based on the Fund’s last regular distribution per share in the period (annualized) divided by the Fund’s NAV or market price at the end of the period. The Fund’s distributions may be comprised of amounts characterized for federal income tax purposes as qualified and non-qualified ordinary dividends, capital gains and nondividend distributions, also known as return of capital. For additional information about nondividend distributions, please refer to Eaton Vance Closed-End Fund Distribution Notices (19a) posted on our website, eatonvance.com. The Fund will determine the federal income tax character of distributions paid to a shareholder after the end of the calendar year. This is reported on the IRS form 1099-DIV and provided to the shareholder shortly after each year-end. For information about the tax character of distributions made in prior calendar years, please refer to Performance-Tax Character of Distributions on the Fund’s webpage available at eatonvance.com. The Fund’s distributions are determined by the investment adviser based on its current assessment of the Fund’s long-term return potential. Fund distributions may be affected by numerous factors including changes in Fund performance, the cost of financing for leverage, portfolio holdings, realized and projected returns, and other factors. As portfolio and market conditions change, the rate of distributions paid by the Fund could change.

[5]

Leverage represents the liquidation value of the Fund’s VRTP Shares and borrowings outstanding as a percentage of Fund net assets applicable to common shares plus VRTP Shares and borrowings outstanding. Use of leverage creates an opportunity for income, but creates risks including greater price volatility. The cost of leverage rises and falls with changes in short-term interest rates. The Fund may be required to maintain prescribed asset coverage for its leverage and may be required to reduce its leverage at an inopportune time.

[6]

Credit ratings are categorized using S&P Global Ratings (“S&P”). Ratings, which are subject to change, apply to the creditworthiness of the issuers of the underlying securities and not to the Fund or its shares. Credit ratings measure the quality of a bond based on the issuer’s creditworthiness, with ratings ranging from AAA, being the highest, to D, being the lowest based on S&P’s measures. Ratings of BBB or higher by S&P are considered to be investment-grade quality. Credit ratings are based largely on the ratings agency’s analysis at the time of rating. The rating assigned to any particular security is not necessarily a reflection of the issuer’s current financial condition and does not necessarily reflect its assessment of the volatility of a security’s market value or of the liquidity of an investment in the security. Holdings designated as “Not Rated” (if any) are not rated by S&P.

[7]	Other represents any investment type less than 1.0% of total investments. Asset allocation as a percentage of the Fund’s net assets amounted to 158.5%.

Fund profile subject to change due to active management.

3

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited)

Asset-Backed Securities — 9.2%
Security	Principal Amount (000’s omitted)	Value

AMMC CLO XII, Ltd.

Series 2013-12A, Class ER, 6.386%, (3 mo. USD LIBOR + 6.18%), 11/10/30(1)(2)	$1,000	$814,898

Ares LII CLO, Ltd.

Series 2019-52A, Class E, 6.766%, (3 mo. USD LIBOR + 6.55%), 4/22/31(1)(2)	1,000	968,855

Bain Capital Credit CLO, Ltd.

Series 2017-2A, Class E, 6.565%, (3 mo. USD LIBOR + 6.35%), 7/25/30(1)(2)	1,000	937,695

Canyon Capital CLO, Ltd.

Series 2019-2A, Class E, 7.387%, (3 mo. USD LIBOR + 7.15%), 10/15/32(1)(2)	1,000	1,006,461

Cedar Funding X CLO, Ltd.

Series 2019-10A, Class E, 7.218%, (3 mo. USD LIBOR + 7.00%), 10/20/32(1)(2)	1,000	1,006,344

Cent CLO 17, Ltd.

Series C17A, Class DR, 6.214%, (3 mo. USD LIBOR + 6.00%), 4/30/31(1)(2)	1,000	898,029

Kayne CLO 5, Ltd.

Series 2019-5A, Class E, 6.915%, (3 mo. USD LIBOR + 6.70%), 7/24/32(1)(2)	1,000	998,540

Neuberger Berman Loan Advisers CLO 33, Ltd.

Series 2019-33A, Class E, 7.03%, (3 mo. USD LIBOR + 6.80%), 10/16/32(1)(2)	1,000	1,002,059

Regatta XII Funding, Ltd.

Series 2019-1A, Class E, 7.087%, (3 mo. USD LIBOR + 6.85%), 10/15/32(1)(2)	1,000	1,002,305

Vibrant CLO X, Ltd.

Series 2018-10A, Class D, 6.408%, (3 mo. USD LIBOR + 6.19%), 10/20/31(1)(2)	1,000	842,368

Voya CLO, Ltd.

Series 2016-3A, Class DR, 6.298%, (3 mo. USD LIBOR + 6.08%), 10/18/31(1)(2)	1,000	882,607

Webster Park CLO, Ltd.

Series 2015-1A, Class DR, 5.718%, (3 mo. USD LIBOR + 5.50%), 7/20/30(1)(2)	1,000	920,393

Total Asset-Backed Securities (identified cost $11,675,959)		$11,280,554

Common Stocks — 1.0%
Security	Shares	Value

Business Equipment and Services — 0.1%

Crossmark Holdings, Inc.(3)(4)	1,216	$69,920

		$69,920

Security	Shares	Value

Containers and Glass Products — 0.0%(5)

LG Newco Holdco, Inc.(3)(4)	$6,775	$10,162

		$10,162

Electronics / Electrical — 0.5%

Answers Corp.(3)(4)(6)	14,876	$8,628

Software Luxembourg Holding S.A.(3)(4)	2,725	545,000

		$553,628

Health Care — 0.1%

Akorn Holding Company, LLC, Class A(3)(4)	8,323	$110,280

		$110,280

Nonferrous Metals / Minerals — 0.0%(5)

ACNR Holdings, Inc., Class A(3)(4)	797	$5,978

		$5,978

Oil and Gas — 0.1%

AFG Holdings, Inc.(3)(4)(6)	4,525	$84,482

Fieldwood Energy, Inc.(3)(4)	2,148	215

McDermott International, Ltd.(3)(4)	35,628	39,547

RDV Resources, Inc., Class A(3)(4)(6)	7,016	0

Sunrise Oil & Gas, Inc., Class A(3)(4)	3,200	22,400

		$146,644

Publishing — 0.0%(5)

Tweddle Group, Inc.(3)(4)(6)	444	$906

		$906

Radio and Television — 0.1%

Clear Channel Outdoor Holdings, Inc.(3)(4)	12,499	$18,873

Cumulus Media, Inc., Class A(3)(4)	9,974	87,472

iHeartMedia, Inc., Class A(3)(4)	5,315	63,541

		$169,886

Retailers (Except Food and Drug) — 0.0%(5)

David’s Bridal, LLC(3)(4)(6)	5,304	$37,128

		$37,128

Utilities — 0.1%

Longview Intermediate Holdings, LLC, Class A(3)(4)(6)	17,629	$142,443

		$142,443

Total Common Stocks (identified cost $1,735,122)		$1,246,975

4	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Corporate Bonds & Notes — 3.1%
Security	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 0.1%

TransDigm, Inc.

7.50%, 3/15/27	$125	$133,961

		$133,961

Automotive — 0.5%

Clarios Global, L.P./Clarios US Finance Co.

8.50%, 5/15/27(1)	$500	$538,950

		$538,950

Cable and Satellite Television — 0.2%

Altice France S.A.

8.125%, 2/1/27(1)	$250	$275,599

		$275,599

Ecological Services and Equipment — 0.1%

GFL Environmental, Inc.

8.50%, 5/1/27(1)	$150	$166,031

		$166,031

Electronics / Electrical — 0.1%

Go Daddy Operating Co., LLC/GD Finance Co., Inc.

5.25%, 12/1/27(1)	$121	$127,579

		$127,579

Food Products — 0.3%

Post Holdings, Inc.

5.625%, 1/15/28(1)	$375	$399,609

		$399,609

Health Care — 0.4%

HCA, Inc.

5.875%, 2/1/29	$375	$448,892

		$448,892

Insurance — 0.4%

USI, Inc.

6.875%, 5/1/25(1)	$500	$514,058

		$514,058

Security	Principal Amount (000’s omitted)	Value

Internet Software & Services — 0.5%

Netflix, Inc.

5.375%, 11/15/29(1)	$500	$597,650

		$597,650

Lodging and Casinos — 0.2%

Caesars Resort Collection, LLC/CRC Finco, Inc.

5.25%, 10/15/25(1)	$250	$250,329

		$250,329

Radio and Television — 0.3%

iHeartCommunications, Inc.

6.375%, 5/1/26	$30	$31,881

8.375%, 5/1/27	304	324,064

		$355,945

Total Corporate Bonds & Notes (identified cost $3,609,278)		$3,808,603

Preferred Stocks — 0.1%
Security	Shares	Value

Containers and Glass Products — 0.0%(5)

LG Newco Holdco, Inc.(3)(4)	1,020	$52,257

		$52,257

Financial Services — 0.0%(5)

DBI Investors, Inc., Series A-1(3)(4)(6)	251	$20,163

		$20,163

Nonferrous Metals / Minerals — 0.0%(5)

ACNR Holdings, Inc., 15.00% (PIK)(3)(4)	376	$12,220

		$12,220

Retailers (Except Food and Drug) — 0.1%

David’s Bridal, LLC, Series A, 8.00% (PIK)(3)(4)(6)	148	$11,840

David’s Bridal, LLC, Series B, 10.00% (PIK)(3)(4)(6)	601	48,657

		$60,497

Total Preferred Stocks (identified cost $102,189)		$145,137

5	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Senior Floating-Rate Loans — 142.9%(7)
Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Aerospace and Defense — 3.4%

AI Convoy (Luxembourg) S.a.r.l.

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing January 17, 2027(8)	$149	$149,063

Dynasty Acquisition Co., Inc.

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	217	202,794

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing April 6, 2026	404	377,197

TransDigm, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing August 22, 2024	1,304	1,267,466

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing December 9, 2025	1,502	1,459,688

WP CPP Holdings, LLC

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing April 30, 2025(8)	787	739,602

		$4,195,810

Air Transport — 1.5%

Delta Air Lines, Inc.

Term Loan, 5.75%, (3 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing April 29, 2023	$474	$479,143

JetBlue Airways Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 17, 2024	711	724,479

Mileage Plus Holdings, LLC

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing June 25, 2027	175	180,854

SkyMiles IP, Ltd.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 20, 2027	475	486,727

		$1,871,203

Automotive — 4.0%

Adient US, LLC

Term Loan, 4.41%, (USD LIBOR + 4.25%), Maturing May 6, 2024(8)	$296	$296,091

American Axle and Manufacturing, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 6, 2024	913	897,859

Autokiniton US Holdings, Inc.

Term Loan, 6.52%, (1 mo. USD LIBOR + 6.38%), Maturing May 22, 2025	171	170,207

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Automotive (continued)

Bright Bidco B.V.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	$387	$216,158

Chassix, Inc.

Term Loan, 6.50%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing November 15, 2023(8)	340	321,654

Clarios Global L.P.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing April 30, 2026	802	795,000

Dayco Products, LLC

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing May 19, 2023	241	166,664

IAA, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing June 28, 2026	121	119,879

Les Schwab Tire Centers

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing November 2, 2027	625	620,313

Tenneco, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	811	785,739

Thor Industries, Inc.

Term Loan, 3.94%, (1 mo. USD LIBOR + 3.75%), Maturing February 1, 2026	236	235,302

TI Group Automotive Systems, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing December 16, 2024	299	298,108

		$4,922,974

Beverage and Tobacco — 0.2%

Arterra Wines Canada, Inc.

Term Loan, Maturing November 18, 2027(9)	$225	$225,366

		$225,366

Brokerage / Securities Dealers / Investment Houses — 0.8%

Advisor Group, Inc.

Term Loan, 5.15%, (1 mo. USD LIBOR + 5.00%), Maturing July 31, 2026	$765	$739,824

Clipper Acquisitions Corp.

Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing December 27, 2024	292	288,103

		$1,027,927

6	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development — 5.0%

ACProducts, Inc.

Term Loan, 7.50%, (3 mo. USD LIBOR + 6.50%, Floor 1.00%), Maturing August 18, 2025	$99	$101,157

American Builders & Contractors Supply Co., Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2027	545	535,354

American Residential Services, LLC

Term Loan, 4.25%, (2 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 15, 2027	150	149,156

APi Group DE, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 1, 2026	347	342,436

Beacon Roofing Supply, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 2, 2025	146	143,348

Brookfield Property REIT, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 27, 2025	220	204,238

Core & Main L.P.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing August 1, 2024	244	241,172

Cornerstone Building Brands, Inc.

Term Loan, 3.88%, (1 mo. USD LIBOR + 3.75%), Maturing April 12, 2025	171	170,634

CP Atlas Buyer, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027	69	68,767

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.50%, Floor 0.75%), Maturing November 23, 2027	206	206,301

CPG International, Inc.

Term Loan, 4.75%, (12 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 5, 2024	302	302,762

Cushman & Wakefield U.S. Borrower, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 21, 2025	1,253	1,217,533

LSF11 Skyscraper Holdco S.a.r.l.

Term Loan, 5.67%, (2 mo. USD LIBOR + 5.50%), Maturing September 29, 2027	191	191,243

Quikrete Holdings, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing February 1, 2027	596	588,916

Realogy Group, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing February 8, 2025	440	429,070

Werner FinCo L.P.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing July 24, 2024	340	339,743

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Building and Development (continued)

White Cap Buyer, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing October 19, 2027	$525	$521,250

WireCo WorldGroup, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 30, 2023	463	423,912

		$6,176,992

Business Equipment and Services — 11.8%

Adtalem Global Education, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing April 11, 2025	98	96,895

Airbnb, Inc.

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 17, 2025	175	189,400

AlixPartners, LLP

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing April 4, 2024	631	619,493

Allied Universal Holdco, LLC

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 10, 2026	1,092	1,086,966

Amentum Government Services Holdings, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 1, 2027	224	221,071

AppLovin Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 15, 2025	1,132	1,128,396

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 15, 2025	149	148,908

ASGN Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 2, 2025	75	74,255

Asplundh Tree Expert, LLC

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing September 7, 2027	275	275,614

Belfor Holdings, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing April 6, 2026	123	123,746

Bracket Intermediate Holding Corp.

Term Loan, 4.48%, (3 mo. USD LIBOR + 4.25%), Maturing September 5, 2025	196	194,040

Brand Energy & Infrastructure Services, Inc.

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 21, 2024	373	359,948

Camelot U.S. Acquisition 1 Co.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 30, 2026	275	274,398

7	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Cardtronics USA, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 29, 2027	$125	$125,062

CCC Information Services, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing April 29, 2024	1,031	1,027,172

Ceridian HCM Holding, Inc.

Term Loan, 2.60%, (1 week USD LIBOR + 2.50%), Maturing April 30, 2025	343	336,569

CM Acquisition Co.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), Maturing July 26, 2023	65	60,309

Deerfield Dakota Holding, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing April 9, 2027	474	473,220

EAB Global, Inc.

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing November 15, 2024(8)	317	312,386

EIG Investors Corp.

Term Loan, 4.75%, (USD LIBOR + 3.75%, Floor 1.00%), Maturing February 9, 2023(8)	696	695,988

Garda World Security Corporation

Term Loan, 4.91%, (1 mo. USD LIBOR + 4.75%), Maturing October 30, 2026	326	326,220

Greeneden U.S. Holdings II, LLC

Term Loan, Maturing October 8, 2027(9)	200	199,550

IG Investment Holdings, LLC

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 23, 2025	576	570,891

Illuminate Buyer, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing June 16, 2027	175	174,854

Intrado Corp.

Term Loan, 5.00%, (USD LIBOR + 4.00%, Floor 1.00%), Maturing October 10, 2024(8)	267	255,164

IRI Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 1, 2025	344	339,863

Iron Mountain, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 2, 2026	195	191,588

KAR Auction Services, Inc.

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing September 19, 2026	149	145,437

KUEHG Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 21, 2025	818	781,730

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Business Equipment and Services (continued)

Monitronics International, Inc.

Term Loan, 7.75%, (1 mo. USD LIBOR + 6.50%, Floor 1.25%), Maturing March 29, 2024	$184	$163,478

Northstar Group Services, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing November 9, 2026	300	294,750

PGX Holdings, Inc.

Term Loan, 10.50%, (12 mo. USD LIBOR + 9.50%, Floor 1.00%), 6.25% cash, 4.25% PIK, Maturing September 29, 2023	214	200,738

Pre-Paid Legal Services, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 1, 2025	63	61,856

Prime Security Services Borrower, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 23, 2026	528	525,846

Red Ventures, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing November 8, 2024	339	329,216

Rockwood Service Corporation

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing January 23, 2027	100	99,313

Sabre GLBL, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 22, 2024	620	592,291

Spin Holdco, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing November 14, 2022	927	915,990

Tempo Acquisition, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.25%, Floor 0.50%), Maturing November 2, 2026	170	167,819

Vestcom Parent Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing December 19, 2023	120	117,931

WASH Multifamily Laundry Systems, LLC

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	223	220,998

		$14,499,359

Cable and Satellite Television — 5.5%

Altice France S.A.

Term Loan, 4.24%, (3 mo. USD LIBOR + 4.00%), Maturing August 14, 2026	$492	$488,769

Charter Communications Operating, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 1, 2027	851	842,580

8	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Cable and Satellite Television (continued)

CSC Holdings, LLC

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing July 17, 2025	$633	$618,901

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2026	221	215,973

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing April 15, 2027	294	288,454

Numericable Group S.A.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing July 31, 2025	434	423,032

Telenet Financing USD, LLC

Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing April 30, 2028	900	884,320

UPC Broadband Holding B.V.

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing April 30, 2028	200	195,750

Term Loan, 3.68%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029	450	446,578

Term Loan, 3.68%, (2 mo. USD LIBOR + 3.50%), Maturing January 31, 2029	450	446,578

Virgin Media Bristol, LLC

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing January 31, 2028	1,650	1,620,817

Term Loan, Maturing January 31, 2029(9)	300	298,275

		$6,770,027

Chemicals and Plastics — 5.6%

Alpha 3 B.V.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing January 31, 2024	$130	$129,197

Aruba Investments, Inc.

Term Loan, Maturing October 28, 2027(9)	175	174,563

Axalta Coating Systems US Holdings, Inc.

Term Loan, 1.97%, (3 mo. USD LIBOR + 1.75%), Maturing June 1, 2024	853	839,633

Emerald Performance Materials, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing August 12, 2025	86	85,893

Ferro Corporation

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	72	71,463

Term Loan, 2.47%, (3 mo. USD LIBOR + 2.25%), Maturing February 14, 2024	74	73,016

Flint Group GmbH

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(8)	37	33,913

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Chemicals and Plastics (continued)

Flint Group US, LLC

Term Loan, 6.00%, (USD LIBOR + 5.00%, Floor 1.00%), 5.25% cash, 0.75% PIK, Maturing September 21, 2023(8)	$222	$205,146

Gemini HDPE, LLC

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing August 7, 2024	452	445,405

H.B. Fuller Company

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 20, 2024	271	267,404

Hexion, Inc.

Term Loan, 3.73%, (6 mo. USD LIBOR + 3.50%), Maturing July 1, 2026	568	564,973

Messer Industries GmbH

Term Loan, 2.72%, (3 mo. USD LIBOR + 2.50%), Maturing March 1, 2026	320	316,095

Minerals Technologies, Inc.

Term Loan, 3.00%, (USD LIBOR + 2.25%, Floor 0.75%), Maturing February 14, 2024(8)	211	211,346

Momentive Performance Materials, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 15, 2024	99	95,911

Orion Engineered Carbons GmbH

Term Loan, 2.22%, (3 mo. USD LIBOR + 2.00%), Maturing July 25, 2024	288	284,534

PMHC II, Inc.

Term Loan, 4.50%, (12 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 31, 2025	421	395,357

PQ Corporation

Term Loan, 2.46%, (3 mo. USD LIBOR + 2.25%), Maturing February 7, 2027	517	507,431

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing February 7, 2027	449	448,875

Pregis TopCo Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 31, 2026	149	147,169

Starfruit Finco B.V.

Term Loan, 3.14%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	439	431,587

Tronox Finance, LLC

Term Loan, 3.18%, (USD LIBOR + 3.00%), Maturing September 23, 2024(8)	717	709,118

Univar, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing July 1, 2024	461	456,638

		$6,894,667

9	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Containers and Glass Products — 3.5%

Berry Global, Inc.

Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2022	$210	$209,108

Term Loan, 2.13%, (1 mo. USD LIBOR + 2.00%), Maturing July 1, 2026	222	218,674

BWAY Holding Company

Term Loan, 3.48%, (3 mo. USD LIBOR + 3.25%), Maturing April 3, 2024	242	230,969

Flex Acquisition Company, Inc.

Term Loan, 4.00%, (USD LIBOR + 3.00%, Floor 1.00%), Maturing December 29, 2023(8)	741	732,548

Term Loan, 3.23%, (3 mo. USD LIBOR + 3.00%), Maturing June 29, 2025	342	334,510

Libbey Glass, Inc.

Term Loan, 9.00%, (3 mo. USD LIBOR + 8.00%, Floor 1.00%), Maturing November 12, 2025	200	191,763

Reynolds Consumer Products, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 4, 2027	503	497,463

Reynolds Group Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2023	885	875,696

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 5, 2026	325	320,166

Ring Container Technologies Group, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing October 31, 2024	219	214,366

Trident TPI Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing October 17, 2024	511	502,805

		$4,328,068

Cosmetics / Toiletries — 0.4%

Kronos Acquisition Holdings, Inc.

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing May 15, 2023	$543	$543,277

		$543,277

Drugs — 7.2%

Akorn, Inc.

Term Loan, 8.50%, (3 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing October 1, 2025	$98	$98,419

Albany Molecular Research, Inc.

Term Loan, 4.25%, (USD LIBOR + 3.25%, Floor 1.00%), Maturing August 30, 2024(8)	315	314,777

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Drugs (continued)

Amneal Pharmaceuticals, LLC

Term Loan, 3.69%, (1 mo. USD LIBOR + 3.50%), Maturing May 4, 2025	$806	$782,816

Arbor Pharmaceuticals, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing July 5, 2023	371	339,767

Bausch Health Companies, Inc.

Term Loan, 3.14%, (1 mo. USD LIBOR + 3.00%), Maturing June 2, 2025	1,180	1,167,497

Catalent Pharma Solutions, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing May 18, 2026	197	197,369

Elanco Animal Health Incorporated

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 1, 2027	259	255,303

Endo Luxembourg Finance Company I S.a.r.l.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing April 29, 2024	1,137	1,106,971

Grifols Worldwide Operations USA, Inc.

Term Loan, 2.10%, (1 week USD LIBOR + 2.00%), Maturing November 15, 2027	1,021	1,007,208

Horizon Therapeutics USA, Inc.

Term Loan, 2.19%, (1 mo. USD LIBOR + 2.00%), Maturing May 22, 2026	498	494,367

Jaguar Holding Company II

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing August 18, 2022	1,567	1,565,976

Mallinckrodt International Finance S.A.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.75%, Floor 0.75%), Maturing September 24, 2024	695	653,415

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing February 24, 2025	627	588,146

Packaging Coordinators Midco, Inc.

Term Loan, Maturing September 25, 2027(9)	275	273,281

		$8,845,312

Ecological Services and Equipment — 1.0%

EnergySolutions, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing May 9, 2025	$417	$409,516

GFL Environmental, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 30, 2025	690	689,156

TruGreen Limited Partnership

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing November 2, 2027	125	124,844

		$1,223,516

10	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical — 26.8%

Allegro Microsystems, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 4.00%, Floor 0.50%), Maturing September 30, 2027	$10	$9,603

Applied Systems, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing September 19, 2024	878	876,418

Term Loan - Second Lien, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing September 19, 2025	100	100,583

Aptean, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 23, 2026	173	168,968

AQA Acquisition Holding, Inc.

Term Loan, Maturing November 19, 2027(9)	200	199,625

Astra Acquisition Corp.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 1, 2027	199	199,497

Avast Software B.V.

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing September 29, 2023	44	44,338

Banff Merger Sub, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 2, 2025	1,309	1,296,746

Barracuda Networks, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing February 12, 2025	589	584,528

Buzz Merger Sub, Ltd.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing January 29, 2027	124	122,976

Cambium Learning Group, Inc.

Term Loan, 4.72%, (2 mo. USD LIBOR + 4.50%), Maturing December 18, 2025	200	196,812

Castle US Holding Corporation

Term Loan, 3.97%, (3 mo. USD LIBOR + 3.75%), Maturing January 29, 2027	244	236,666

CDW, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing October 13, 2026	297	297,363

CentralSquare Technologies, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 29, 2025	197	182,377

Cohu, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing October 1, 2025	171	168,906

CommScope, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing April 6, 2026	396	390,343

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Cornerstone OnDemand, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing April 22, 2027	$380	$380,390

CPI International, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 26, 2024	137	133,879

E2open, LLC

Term Loan, Maturing October 29, 2027(9)	200	198,875

ECI Macola Max Holdings, LLC

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 9, 2027	275	273,152

Electro Rent Corporation

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing January 31, 2024	388	386,522

Epicor Software Corporation

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing July 30, 2027	1,599	1,602,733

Term Loan - Second Lien, 8.75%, (1 mo. USD LIBOR + 7.75%, Floor 1.00%), Maturing July 31, 2028	200	207,000

EXC Holdings III Corp.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing December 2, 2024	967	956,334

Finastra USA, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 13, 2024	1,419	1,377,961

Fiserv Investment Solutions, Inc.

Term Loan, 4.97%, (3 mo. USD LIBOR + 4.75%), Maturing February 18, 2027	125	124,532

GlobalLogic Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 1, 2025	107	106,003

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing September 14, 2027	175	175,219

Go Daddy Operating Company, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing February 15, 2024	944	932,045

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 10, 2027	274	273,312

Hyland Software, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing July 1, 2024	2,307	2,302,970

Imperva, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing January 12, 2026	150	149,063

Imprivata, Inc.

Term Loan, Maturing November 24, 2027(9)	275	273,969

11	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Infoblox, Inc.

Term Loan, 6.75%, (USD Prime + 3.50%), Maturing November 7, 2023	$357	$356,835

Term Loan, Maturing October 7, 2027(9)	350	348,250

Term Loan - Second Lien, Maturing October 6, 2028(9)	475	472,625

Informatica, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 25, 2027	1,368	1,348,458

Ivanti Software, Inc.

Term Loan, Maturing November 20, 2027(9)	320	317,005

Term Loan, Maturing November 22, 2027(9)	123	121,519

Term Loan, Maturing November 22, 2027(9)	183	181,398

LogMeIn, Inc.

Term Loan, 4.89%, (1 mo. USD LIBOR + 4.75%), Maturing August 31, 2027	375	371,308

MA FinanceCo., LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	114	111,267

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing June 5, 2025	422	423,928

MACOM Technology Solutions Holdings, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing May 17, 2024	286	279,568

Marcel LUX IV S.a.r.l.

Term Loan, Maturing September 22, 2027(9)	100	99,750

MaxLinear, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing July 31, 2023	300	299,625

Milano Acquisition Corp.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 1, 2027	675	670,500

Mirion Technologies, Inc.

Term Loan, Maturing March 6, 2026(9)	175	174,344

MTS Systems Corporation

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing July 5, 2023	119	119,170

NCR Corporation

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing August 28, 2026	198	195,772

Recorded Books, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing August 29, 2025	283	277,377

Redstone Buyer, LLC

Term Loan, 6.00%, (2 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing September 1, 2027	600	599,625

Refinitiv US Holdings, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	270	268,710

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Seattle Spinco, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 21, 2024	$770	$751,416

SkillSoft Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing December 27, 2024	88	88,714

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing April 27, 2025	291	289,473

SolarWinds Holdings, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing February 5, 2024	243	240,447

Solera, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 3, 2023	659	651,019

Sparta Systems, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing August 21, 2024	520	495,563

SS&C Technologies Holdings Europe S.a.r.l.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	242	238,950

SS&C Technologies, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 16, 2025	320	315,500

STG-Fairway Holdings, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing January 31, 2027	753	736,732

SurveyMonkey, Inc.

Term Loan, 3.85%, (1 week USD LIBOR + 3.75%), Maturing October 10, 2025	252	248,389

Symplr Software, Inc.

Term Loan, Maturing November 23, 2027(9)	175	173,250

Tech Data Corporation

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing June 30, 2025	275	275,473

Tibco Software, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing June 30, 2026	815	800,266

Uber Technologies, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing July 13, 2023	888	885,317

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 4, 2025	1,032	1,033,629

Ultimate Software Group, Inc. (The)

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing May 4, 2026	371	369,583

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing May 4, 2026	925	927,948

12	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Electronics / Electrical (continued)

Ultra Clean Holdings, Inc.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	$163	$163,214

Valkyr Purchaser, LLC

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 29, 2027	175	173,688

Verifone Systems, Inc.

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing August 20, 2025	270	256,749

Veritas US, Inc.

Term Loan, 6.50%, (3 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing September 1, 2025	600	593,625

Vero Parent, Inc.

Term Loan, 6.48%, (3 mo. USD LIBOR + 6.25%), Maturing August 16, 2024	558	549,497

VS Buyer, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 28, 2027	274	271,231

Vungle, Inc.

Term Loan, 5.65%, (1 mo. USD LIBOR + 5.50%), Maturing September 30, 2026	149	148,686

Western Digital Corporation

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing April 29, 2023	344	343,184

		$32,988,285

Equipment Leasing — 0.3%

Avolon TLB Borrower 1 (US), LLC

Term Loan, Maturing December 31, 2027(9)	$425	$423,495

		$423,495

Financial Intermediaries — 3.6%

Apollo Commercial Real Estate Finance, Inc.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing May 15, 2026	$99	$94,306

Aretec Group, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing October 1, 2025	838	802,961

Claros Mortgage Trust, Inc.

Term Loan, 3.38%, (1 mo. USD LIBOR + 3.25%), Maturing August 9, 2026	123	121,247

Ditech Holding Corporation

Term Loan, 0.00%, Maturing June 30, 2022(10)	600	190,366

FB Income Advisor, LLC

Term Loan, 2.44%, (1 mo. USD LIBOR + 2.25%), Maturing August 1, 2025	122	120,050

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Financial Intermediaries (continued)

FinCo I, LLC

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing June 27, 2025	$183	$181,553

Focus Financial Partners, LLC

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing July 3, 2024	638	627,794

Greenhill & Co., Inc.

Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing April 12, 2024	301	297,619

GreenSky Holdings, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing March 29, 2025	100	98,004

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing March 31, 2025	489	474,308

Guggenheim Partners, LLC

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing July 21, 2023	551	550,691

Harbourvest Partners, LLC

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing March 3, 2025	99	97,956

LPL Holdings, Inc.

Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing November 12, 2026	298	293,470

Starwood Property Trust, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 27, 2026	124	121,584

Victory Capital Holdings, Inc.

Term Loan, 2.73%, (3 mo. USD LIBOR + 2.50%), Maturing July 1, 2026	251	248,908

Virtus Investment Partners, Inc.

Term Loan, 3.00%, (3 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing June 1, 2024	103	102,739

		$4,423,556

Food Products — 3.1%

Alphabet Holding Company, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 26, 2024	$558	$547,143

Atkins Nutritionals Holdings II, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 7, 2024	89	88,988

Badger Buyer Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing September 30, 2024	390	369,965

CHG PPC Parent, LLC

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing March 31, 2025	98	96,223

13	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food Products (continued)

Froneri International, Ltd.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 31, 2027	$474	$463,411

H Food Holdings, LLC

Term Loan, 3.83%, (1 mo. USD LIBOR + 3.69%), Maturing May 23, 2025	368	361,036

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing May 23, 2025	98	96,868

HLF Financing S.a.r.l.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing August 18, 2025	245	244,191

JBS USA LUX S.A.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 1, 2026	1,207	1,191,973

Nomad Foods Europe Midco Limited

Term Loan, 2.39%, (1 mo. USD LIBOR + 2.25%), Maturing May 15, 2024	292	288,324

Shearer’s Foods, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing September 23, 2027	100	99,927

		$3,848,049

Food Service — 2.4%

1011778 B.C. Unlimited Liability Company

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing November 19, 2026	$1,017	$991,698

Aramark Services, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 11, 2025	210	204,177

IRB Holding Corp.

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing February 5, 2025(8)	440	433,161

Term Loan, Maturing November 18, 2027(9)	500	495,208

KFC Holding Co.

Term Loan, 1.89%, (1 mo. USD LIBOR + 1.75%), Maturing April 3, 2025	240	237,155

Restaurant Technologies, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing October 1, 2025	49	47,774

US Foods, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing June 27, 2023	195	189,551

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 13, 2026	371	358,836

		$2,957,560

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Food / Drug Retailers — 0.1%

BW Gas & Convenience Holdings, LLC

Term Loan, 6.40%, (1 mo. USD LIBOR + 6.25%), Maturing November 18, 2024	$112	$111,797

		$111,797

Forest Products — 0.2%

Neenah, Inc.

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing June 25, 2027	$224	$229,768

		$229,768

Health Care — 12.2%

Accelerated Health Systems, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 31, 2025	$123	$119,665

ADMI Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing April 30, 2025	391	377,857

Alliance Healthcare Services, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing October 24, 2023	182	164,892

athenahealth, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 4.50%), Maturing February 11, 2026	443	441,588

Avantor Funding, Inc.

Term Loan, 3.25%, (1 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing November 21, 2024	250	249,834

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing November 8, 2027	100	100,146

BioClinica Holding I L.P.

Term Loan, 5.25%, (1 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing October 20, 2023	386	382,105

BW NHHC Holdco, Inc.

Term Loan, 5.22%, (3 mo. USD LIBOR + 5.00%), Maturing May 15, 2025	220	192,823

Change Healthcare Holdings, LLC

Term Loan, 3.50%, (USD LIBOR + 2.50%, Floor 1.00%), Maturing March 1, 2024(8)	1,124	1,115,111

CHG Healthcare Services, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 7, 2023	747	738,259

CryoLife, Inc.

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing December 1, 2024	122	120,803

Ensemble RCM, LLC

Term Loan, 3.96%, (3 mo. USD LIBOR + 3.75%), Maturing August 3, 2026	99	98,691

14	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Envision Healthcare Corporation

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing October 10, 2025	$1,303	$1,072,162

Gentiva Health Services, Inc.

Term Loan, 3.44%, (1 mo. USD LIBOR + 3.25%), Maturing July 2, 2025	499	496,859

GHX Ultimate Parent Corporation

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing June 28, 2024	194	190,790

Greatbatch, Ltd.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing October 27, 2022	258	257,469

Hanger, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing March 6, 2025	244	243,065

Inovalon Holdings, Inc.

Term Loan, 3.19%, (1 mo. USD LIBOR + 3.00%), Maturing April 2, 2025	278	274,470

IQVIA, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing January 17, 2025	170	168,035

Medical Solutions, LLC

Term Loan, 5.50%, (6 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing June 14, 2024	269	265,126

MPH Acquisition Holdings, LLC

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing June 7, 2023	682	674,135

National Mentor Holdings, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	5	5,351

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing March 9, 2026	118	117,218

Navicure, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing October 22, 2026	224	220,797

Term Loan, 4.75%, (1 mo. USD LIBOR + 4.00%, Floor 0.75%), Maturing October 22, 2026	125	124,844

One Call Corporation

Term Loan, 6.25%, (3 mo. USD LIBOR + 5.25%, Floor 1.00%), Maturing November 25, 2022	259	247,427

Ortho-Clinical Diagnostics S.A.

Term Loan, 3.39%, (1 mo. USD LIBOR + 3.25%), Maturing June 30, 2025	1,423	1,396,778

Parexel International Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 27, 2024	501	490,950

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Health Care (continued)

Phoenix Guarantor, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing March 5, 2026	$420	$414,719

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing March 5, 2026	125	124,297

Radiology Partners, Inc

Term Loan, 4.80%, (USD LIBOR + 4.25%), Maturing July 9, 2025(8)	601	581,567

RadNet, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 30, 2023	344	343,716

Select Medical Corporation

Term Loan, 2.78%, (6 mo. USD LIBOR + 2.50%), Maturing March 6, 2025	558	548,714

Sound Inpatient Physicians

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing June 27, 2025	98	96,662

Surgery Center Holdings, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing September 3, 2024	760	745,722

Team Health Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing February 6, 2024	483	424,600

Tecomet, Inc.

Term Loan, 4.50%, (3 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing May 1, 2024	268	260,883

U.S. Anesthesia Partners, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing June 23, 2024	588	570,387

Verscend Holding Corp.

Term Loan, 4.65%, (1 mo. USD LIBOR + 4.50%), Maturing August 27, 2025	343	342,855

Viant Medical Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing July 2, 2025	98	91,728

Wink Holdco, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 2, 2024	122	121,543

		$15,014,643

Home Furnishings — 0.8%

Serta Simmons Bedding, LLC

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	$259	$261,295

Term Loan - Second Lien, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing August 10, 2023	859	778,244

		$1,039,539

15	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment — 7.1%

AI Alpine AT Bidco GmbH

Term Loan, 3.23%, (USD LIBOR + 3.00%), Maturing October 31, 2025(8)	$49	$45,993

Alliance Laundry Systems, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.50%, Floor 0.75%), Maturing October 8, 2027	275	274,800

Altra Industrial Motion Corp.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing October 1, 2025	138	136,962

Apex Tool Group, LLC

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.25%, Floor 1.25%), Maturing August 1, 2024	536	525,051

CPM Holdings, Inc.

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing November 17, 2025	483	462,285

Delachaux Group S.A.

Term Loan, 4.74%, (6 mo. USD LIBOR + 4.50%), Maturing April 16, 2026	99	95,164

DexKo Global, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing July 24, 2024	485	478,505

DXP Enterprises, Inc.

Term Loan, 5.75%, (1 mo. USD LIBOR + 4.75%, Floor 1.00%), Maturing August 29, 2023	109	106,575

Dynacast International, LLC

Term Loan, 4.25%, (3 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing January 28, 2022	286	271,842

Engineered Machinery Holdings, Inc.

Term Loan, 4.00%, (3 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 19, 2024	365	359,521

EWT Holdings III Corp.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 20, 2024	772	766,130

Filtration Group Corporation

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 29, 2025	352	345,190

Gardner Denver, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	283	278,692

Gates Global, LLC

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 1, 2024	949	942,278

Hayward Industries, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing August 5, 2024	96	94,099

Ingersoll-Rand Services Company

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing March 1, 2027	299	293,862

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Industrial Equipment (continued)

LTI Holdings, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing September 6, 2025	$371	$352,922

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing July 24, 2026	50	47,293

Pro Mach Group, Inc.

Term Loan, 3.50%, Maturing March 7, 2025(11)	50	51,272

Term Loan, 4.50%, (USD LIBOR + 3.50%, Floor 1.00%), Maturing March 7, 2025(8)	150	146,859

Rexnord, LLC

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing August 21, 2024	681	680,725

Robertshaw US Holding Corp.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 28, 2025	244	229,049

Thermon Industries, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 30, 2024	70	69,476

Titan Acquisition Limited

Term Loan, 3.36%, (6 mo. USD LIBOR + 3.00%), Maturing March 28, 2025	682	657,972

Vertical Midco GmbH

Term Loan, 4.57%, (6 mo. USD LIBOR + 4.25%), Maturing July 30, 2027	300	299,672

Welbilt, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing October 23, 2025	760	720,412

		$8,732,601

Insurance — 6.9%

Alliant Holdings Intermediate, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	$521	$509,733

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing May 9, 2025	99	96,551

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.75%, Floor 0.50%), Maturing October 8, 2027	125	124,668

AmWINS Group, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing January 25, 2024	979	976,973

AssuredPartners Capital, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 12, 2027	100	99,699

AssuredPartners, Inc.

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing February 12, 2027	546	535,835

16	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Insurance (continued)

Asurion, LLC

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing August 4, 2022	$1,078	$1,075,350

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing November 3, 2023	455	451,642

Term Loan - Second Lien, 6.65%, (1 mo. USD LIBOR + 6.50%), Maturing August 4, 2025	540	544,945

FrontDoor, Inc.

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing August 16, 2025	98	97,510

Hub International Limited

Term Loan, 2.96%, (3 mo. USD LIBOR + 2.75%), Maturing April 25, 2025	1,124	1,098,422

Term Loan, 5.00%, (3 mo. USD LIBOR + 4.00%, Floor 1.00%), Maturing April 25, 2025	422	423,131

NFP Corp.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing February 15, 2027	780	760,405

Ryan Specialty Group, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing September 1, 2027	425	424,291

Sedgwick Claims Management Services, Inc.

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing December 31, 2025	270	264,319

USI, Inc.

Term Loan, 3.22%, (3 mo. USD LIBOR + 3.00%), Maturing May 16, 2024	679	665,844

Term Loan, 4.22%, (3 mo. USD LIBOR + 4.00%), Maturing December 2, 2026	323	321,877

		$8,471,195

Leisure Goods / Activities / Movies — 5.2%

Ancestry.com Operations, Inc.

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing August 27, 2026	$691	$691,381

Bombardier Recreational Products, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing May 24, 2027	1,059	1,031,224

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing May 24, 2027	150	152,169

Carnival Corporation

Term Loan, 8.50%, (1 mo. USD LIBOR + 7.50%, Floor 1.00%), Maturing June 30, 2025	299	310,098

ClubCorp Holdings, Inc.

Term Loan, 2.97%, (3 mo. USD LIBOR + 2.75%), Maturing September 18, 2024	437	392,086

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Leisure Goods / Activities / Movies (continued)

Crown Finance US, Inc.

Term Loan, 2.77%, (6 mo. USD LIBOR + 2.50%), Maturing February 28, 2025	$385	$296,793

Term Loan, 3.02%, (6 mo. USD LIBOR + 2.75%), Maturing September 30, 2026	322	245,536

Delta 2 (LUX) S.a.r.l.

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.50%, Floor 1.00%), Maturing February 1, 2024	439	429,512

Lindblad Expeditions, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025	96	89,947

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.75%, Floor 0.75%), 4.25% cash, 1.25% PIK, Maturing March 27, 2025	383	359,786

Match Group, Inc.

Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing February 13, 2027	175	172,886

Playtika Holding Corp.

Term Loan, 7.00%, (6 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing December 10, 2024	746	750,832

SRAM, LLC

Term Loan, 3.75%, (USD LIBOR + 2.75%, Floor 1.00%), Maturing March 15, 2024(8)	144	144,312

Steinway Musical Instruments, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing February 14, 2025	111	107,769

Travel Leaders Group, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing January 25, 2024	220	199,868

UFC Holdings, LLC

Term Loan, 4.25%, (6 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing April 29, 2026	1,028	1,020,413

		$6,394,612

Lodging and Casinos — 3.6%

Aristocrat Technologies, Inc.

Term Loan, 1.96%, (3 mo. USD LIBOR + 1.75%), Maturing October 19, 2024	$245	$239,115

Boyd Gaming Corporation

Term Loan, 2.35%, (1 week USD LIBOR + 2.25%), Maturing September 15, 2023	151	148,837

CityCenter Holdings, LLC

Term Loan, 3.00%, (1 mo. USD LIBOR + 2.25%, Floor 0.75%), Maturing April 18, 2024	705	682,084

ESH Hospitality, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing September 18, 2026	162	158,914

17	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Lodging and Casinos (continued)

Golden Nugget, Inc.

Term Loan, 3.25%, (2 mo. USD LIBOR + 2.50%, Floor 0.75%), Maturing October 4, 2023	$1,614	$1,539,258

GVC Holdings (Gibraltar) Limited

Term Loan, 3.25%, (3 mo. USD LIBOR + 2.25%, Floor 1.00%), Maturing March 29, 2024	244	241,313

Playa Resorts Holding B.V.

Term Loan, 3.75%, (1 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing April 29, 2024	823	757,843

Stars Group Holdings B.V. (The)

Term Loan, 3.72%, (3 mo. USD LIBOR + 3.50%), Maturing July 10, 2025	389	390,590

Wyndham Hotels & Resorts, Inc.

Term Loan, 1.90%, (1 mo. USD LIBOR + 1.75%), Maturing May 30, 2025	294	287,691

		$4,445,645

Nonferrous Metals / Minerals — 0.2%

American Consolidated Natural Resources, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), Maturing September 16, 2025	$154	$138,700

Noranda Aluminum Acquisition Corporation

Term Loan, 0.00%, Maturing February 28, 2021(10)	238	21,391

Oxbow Carbon, LLC

Term Loan, 5.00%, (1 mo. USD LIBOR + 4.25%, Floor 0.75%), Maturing October 13, 2025	75	74,812

		$234,903

Oil and Gas — 3.8%

Ameriforge Group, Inc.

Term Loan, 14.00%, (3 mo. USD LIBOR + 13.00%, Floor 1.00%), 9.00% cash, 5.00% PIK, Maturing June 8, 2022	$114	$99,846

Apergy Corporation

Term Loan, 2.69%, (1 mo. USD LIBOR + 2.50%), Maturing May 9, 2025	34	33,679

Blackstone CQP Holdco L.P.

Term Loan, 3.73%, (3 mo. USD LIBOR + 3.50%), Maturing September 30, 2024	620	614,358

Buckeye Partners L.P.

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 1, 2026	622	616,725

Centurion Pipeline Company, LLC

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), Maturing September 28, 2025	50	49,438

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Oil and Gas (continued)

CITGO Holding, Inc.

Term Loan, 8.00%, (3 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing August 1, 2023	$249	$218,615

CITGO Petroleum Corporation

Term Loan, 7.25%, (3 mo. USD LIBOR + 6.25%, Floor 1.00%), Maturing March 28, 2024	1,113	1,066,779

Delek US Holdings, Inc.

Term Loan, 6.50%, (1 mo. USD LIBOR + 5.50%, Floor 1.00%), Maturing March 31, 2025	124	122,665

Fieldwood Energy, LLC

DIP Loan, 3.68%, (1 mo. USD LIBOR + 8.75%), Maturing August 4, 2021(11)	103	102,344

Term Loan, 0.00%, Maturing April 11, 2022(10)	695	156,263

Lealand Finance Company B.V.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing June 30, 2024	6	5,038

Term Loan, 4.15%, (1 mo. USD LIBOR + 4.00%), 1.15% cash, 3.00% PIK, Maturing June 30, 2025	81	55,273

Prairie ECI Acquiror L.P.

Term Loan, 4.90%, (1 mo. USD LIBOR + 4.75%), Maturing March 11, 2026	904	850,132

PSC Industrial Holdings Corp.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing October 11, 2024	410	394,213

RDV Resources Properties, LLC

Term Loan, 15.50%, (1 mo. USD LIBOR + 14.50%, Floor 1.00%), Maturing March 29, 2024(6)	116	76,089

Sunrise Oil & Gas Properties, LLC

Term Loan - 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	21	19,273

Term Loan - Second Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	22	17,168

Term Loan - Third Lien, 8.00%, (1 mo. USD LIBOR + 7.00%, Floor 1.00%), Maturing January 17, 2023	25	12,760

UGI Energy Services, LLC

Term Loan, 3.90%, (1 mo. USD LIBOR + 3.75%), Maturing August 13, 2026	222	222,465

		$4,733,123

Publishing — 1.2%

Alchemy Copyrights, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing August 16, 2027	$125	$125,156

Ascend Learning, LLC

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 12, 2024	267	263,916

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing July 12, 2024	100	100,031

18	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Publishing (continued)

Getty Images, Inc.

Term Loan, 4.69%, (1 mo. USD LIBOR + 4.50%), Maturing February 19, 2026	$389	$376,458

LSC Communications, Inc.

Term Loan, 0.00%, Maturing September 30, 2022(10)	163	26,643

Nielsen Finance, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing June 4, 2025	199	199,846

ProQuest, LLC

Term Loan, 3.65%, (1 mo. USD LIBOR + 3.50%), Maturing October 23, 2026	330	328,509

Tweddle Group, Inc.

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing September 17, 2023	47	43,150

		$1,463,709

Radio and Television — 3.7%

Cumulus Media New Holdings, Inc.

Term Loan, 4.75%, (3 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 31, 2026	$112	$108,435

Diamond Sports Group, LLC

Term Loan, 3.40%, (1 mo. USD LIBOR + 3.25%), Maturing August 24, 2026	668	564,671

Entercom Media Corp.

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing November 18, 2024	201	195,201

Entravision Communications Corporation

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing November 29, 2024	198	191,039

Gray Television, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing January 2, 2026	127	125,823

Hubbard Radio, LLC

Term Loan, 5.25%, (3 mo. USD LIBOR + 4.25%, Floor 1.00%), Maturing March 28, 2025	124	120,602

iHeartCommunications, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing May 1, 2026	447	432,575

Nexstar Broadcasting, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 17, 2024	304	299,743

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing September 18, 2026	108	106,794

Sinclair Television Group, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing September 30, 2026	149	145,468

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Radio and Television (continued)

Terrier Media Buyer, Inc.

Term Loan, 4.40%, (1 mo. USD LIBOR + 4.25%), Maturing December 17, 2026	$566	$559,779

Univision Communications, Inc.

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 15, 2026	1,701	1,687,982

		$4,538,112

Retailers (Except Food and Drug) — 2.8%

Ascena Retail Group, Inc.

DIP Loan, 12.75%, (1 mo. USD LIBOR + 11.75%, Floor 1.00%), Maturing March 16, 2021	$155	$172,689

Term Loan, 0.00%, Maturing August 21, 2022(10)	448	142,678

Bass Pro Group, LLC

Term Loan, 5.75%, (3 mo. USD LIBOR + 5.00%, Floor 0.75%), Maturing September 25, 2024	639	640,226

BJ’s Wholesale Club, Inc.

Term Loan, 2.14%, (1 mo. USD LIBOR + 2.00%), Maturing February 3, 2024	121	120,652

CNT Holdings I Corp.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.75%, Floor 0.75%), Maturing November 8, 2027	175	173,947

Coinamatic Canada, Inc.

Term Loan, 4.25%, (1 mo. USD LIBOR + 3.25%, Floor 1.00%), Maturing May 14, 2022	39	38,703

David’s Bridal, Inc.

Term Loan, 11.00%, (3 mo. USD LIBOR + 10.00%, Floor 1.00%), 6.00% cash, 5.00% PIK, Maturing June 23, 2023	67	62,892

Term Loan, 7.00%, (3 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing June 30, 2023	79	65,427

Harbor Freight Tools USA, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.25%, Floor 0.75%), Maturing October 19, 2027	350	348,219

Hoya Midco, LLC

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing June 30, 2024	242	221,283

LSF9 Atlantis Holdings, LLC

Term Loan, 7.00%, (1 mo. USD LIBOR + 6.00%, Floor 1.00%), Maturing May 1, 2023	228	225,630

Mattress Firm, Inc.

Term Loan, Maturing November 24, 2027(9)	200	199,000

PetSmart, Inc.

Term Loan, 4.50%, (6 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing March 11, 2022	974	970,542

PFS Holding Corporation

Term Loan, 0.00%, Maturing January 31, 2021(6)(10)	511	0

19	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Retailers (Except Food and Drug) (continued)

Pier 1 Imports (U.S.), Inc.

Term Loan, 0.00%, Maturing April 30, 2021(10)	$99	$61,777

		$3,443,665

Steel — 1.4%

Atkore International, Inc.

Term Loan, 3.75%, (3 mo. USD LIBOR + 2.75%, Floor 1.00%), Maturing December 22, 2023	$88	$88,180

GrafTech Finance, Inc.

Term Loan, 4.50%, (1 mo. USD LIBOR + 3.50%, Floor 1.00%), Maturing February 12, 2025	463	460,583

Neenah Foundry Company

Term Loan, 10.00%, (2 mo. USD LIBOR + 9.00%, Floor 1.00%), Maturing December 13, 2022	162	142,029

Phoenix Services International, LLC

Term Loan, 4.75%, (1 mo. USD LIBOR + 3.75%, Floor 1.00%), Maturing March 1, 2025	171	167,106

Zekelman Industries, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 24, 2027	821	807,365

		$1,665,263

Surface Transport — 0.6%

Hertz Corporation (The)

Term Loan, 3.50%, (1 mo. USD LIBOR + 2.75%, Floor 0.75%), Maturing June 30, 2023	$234	$228,340

DIP Loan, 4.62%, (USD Prime + 6.25%), Maturing December 31, 2020(11)	199	205,496

Kenan Advantage Group, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	27	25,898

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing July 31, 2022	87	85,166

XPO Logistics, Inc.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing February 24, 2025	150	148,688

		$693,588

Telecommunications — 5.2%

CenturyLink, Inc.

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing March 15, 2027	$1,638	$1,604,771

Colorado Buyer, Inc.

Term Loan, 4.00%, (6 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing May 1, 2024	194	179,552

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Telecommunications (continued)

Digicel International Finance Limited

Term Loan, 3.51%, (6 mo. USD LIBOR + 3.25%), Maturing May 28, 2024	$170	$150,760

Global Eagle Entertainment, Inc.

DIP Loan, 11.25%, (1 mo. USD LIBOR + 10.00%, Floor 1.25%), Maturing January 22, 2021	71	70,017

Term Loan, 0.00%, Maturing January 6, 2023(10)	475	359,338

Intelsat Jackson Holdings S.A.

DIP Loan, 5.78%, (USD LIBOR + 5.50%, Floor 1.00%), Maturing July 13, 2022(8)(11)	296	303,298

Term Loan, 8.00%, (USD Prime + 4.75%), Maturing November 27, 2023	600	607,687

Term Loan, 8.75%, (USD Prime + 5.50%), Maturing January 2, 2024	400	406,000

IPC Corp.

Term Loan, 5.50%, (3 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing August 6, 2021(6)	220	158,596

Onvoy, LLC

Term Loan, 5.50%, (1 mo. USD LIBOR + 4.50%, Floor 1.00%), Maturing February 10, 2024	458	445,770

Plantronics, Inc.

Term Loan, 2.65%, (1 mo. USD LIBOR + 2.50%), Maturing July 2, 2025	292	283,121

Syniverse Holdings, Inc.

Term Loan, 6.00%, (3 mo. USD LIBOR + 5.00%, Floor 1.00%), Maturing March 9, 2023	219	191,313

Telesat Canada

Term Loan, 2.90%, (1 mo. USD LIBOR + 2.75%), Maturing December 7, 2026	323	315,574

Zayo Group Holdings, Inc.

Term Loan, 3.15%, (1 mo. USD LIBOR + 3.00%), Maturing March 9, 2027	547	538,562

Ziggo Financing Partnership

Term Loan, 2.64%, (1 mo. USD LIBOR + 2.50%), Maturing April 30, 2028	850	833,076

		$6,447,435

Utilities — 1.8%

Brookfield WEC Holdings, Inc.

Term Loan, 3.75%, (1 mo. USD LIBOR + 3.00%, Floor 0.75%), Maturing August 1, 2025	$762	$755,306

Calpine Construction Finance Company L.P.

Term Loan, 2.15%, (1 mo. USD LIBOR + 2.00%), Maturing January 15, 2025	90	88,903

Calpine Corporation

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing January 15, 2024	782	776,979

Term Loan, 2.40%, (1 mo. USD LIBOR + 2.25%), Maturing April 5, 2026	198	195,994

20	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

Borrower/Tranche Description	Principal Amount (000’s omitted)	Value

Utilities (continued)

Longview Power, LLC

Term Loan, 11.50%, (3 mo. USD LIBOR + 10.00%, Floor 1.50%), Maturing July 30, 2025(6)	$70	$56,270

USIC Holdings, Inc.

Term Loan, 4.00%, (1 mo. USD LIBOR + 3.00%, Floor 1.00%), Maturing December 8, 2023	293	289,360

		$2,162,812

Total Senior Floating-Rate Loans (identified cost $180,579,550)		$175,987,853

Warrants — 0.0%(5)
Security	Shares	Value

Health Care — 0.0%(5)

THAIHOT Investment Company US Limited, Exp. 10/13/27 (3)(4)(6)	5	$1,491

THAIHOT Investment Company US Limited, Exp. 10/13/27 (Contingent Warrants) (3)(4)(6)	299	0

		$1,491

Retailers (Except Food and Drug) — 0.0%

David’s Bridal, LLC, Exp. 11/26/22 (3)(4)(6)	1,024	$0

		$0

Total Warrants (identified cost $0)		$1,491

Miscellaneous — 0.0%(5)
Security	Shares	Value

Oil and Gas — 0.0%(5)

Paragon Offshore Finance Company, Class A(3)(4)	404	$121

Paragon Offshore Finance Company, Class B(3)(4)	202	2,475

Total Miscellaneous (identified cost $4,394)		$2,596

Short-Term Investments — 2.2%
Description	Units	Value

Eaton Vance Cash Reserves Fund, LLC, 0.10%(12)	2,756,462	$2,756,462

Total Short-Term Investments (identified cost $2,756,462)		$2,756,462

Total Investments — 158.5% (identified cost $200,462,954)		$195,229,671

Less Unfunded Loan Commitments — (0.3)%		$(385,124)

Net Investments — 158.2% (identified cost $200,077,830)		$194,844,547

Notes Payable — (39.8)%		$(49,000,000)

Variable Rate Term Preferred Shares, at Liquidation Value (net of unamortized deferred debt issuance costs) — (15.4)%		$(18,968,482)

Other Assets, Less Liabilities — (3.0)%		$(3,731,705)

Net Assets Applicable to Common Shares — 100.0%		$123,144,360

The percentage shown for each investment category in the Portfolio of Investments is based on net assets applicable to common shares.

(1)

Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At November 30, 2020, the aggregate value of these securities is $14,150,359 or 11.5% of the Fund’s net assets applicable to common shares.

(2)	Variable rate security. The stated interest rate represents the rate in effect at November 30, 2020.

(3)	Non-income producing security.

(4)	Security was acquired in connection with a restructuring of a Senior Loan and may be subject to restrictions on resale.

(5)	Amount is less than 0.05%.

(6)	For fair value measurement disclosure purposes, security is categorized as Level 3 (see Note 9).

(7)

Senior floating-rate loans (Senior Loans) often require prepayments from excess cash flows or permit the borrowers to repay at their election. The degree to which borrowers repay, whether as a contractual requirement or at their election, cannot be predicted with accuracy. As a result, the actual remaining maturity may be substantially less than the stated maturities shown. However, Senior Loans will typically have an expected average life of approximately two to four years. Senior Loans typically have rates of interest which are redetermined periodically by reference to a base lending rate, plus a spread. These base lending rates are primarily the London Interbank Offered Rate (“LIBOR”) and secondarily, the prime rate offered by one or more major United States banks (the “Prime Rate”). Base lending rates may be subject to a floor, or minimum rate. Senior Loans are generally subject to contractual restrictions that must be satisfied before they can be bought or sold.

21	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Portfolio of Investments (Unaudited) — continued

(8)

The stated interest rate represents the weighted average interest rate at November 30, 2020 of contracts within the senior loan facility. Interest rates on contracts are primarily redetermined either weekly, monthly or quarterly by reference to the indicated base lending rate and spread and the reset period.

(9)	This Senior Loan will settle after November 30, 2020, at which time the interest rate will be determined.

(10)	Issuer is in default with respect to interest and/or principal payments or has declared bankruptcy. For a variable rate security, interest rate has been adjusted to reflect non-accrual status.

(11)

Unfunded or partially unfunded loan commitments. The stated interest rate reflects the weighted average of the reference rate and spread for the funded portion, if any, and the commitment fees on the portion of the loan that is unfunded. At November 30, 2020, the total value of unfunded loan commitments is $393,566. See Note 1F for description.

(12)

Affiliated investment company, available to Eaton Vance portfolios and funds, which invests in high quality, U.S. dollar denominated money market instruments. The rate shown is the annualized seven-day yield as of November 30, 2020.

Abbreviations:

DIP	–	Debtor In Possession

LIBOR	–	London Interbank Offered Rate

PIK	–	Payment In Kind

Currency Abbreviations:

USD	–	United States Dollar

22	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Statement of Assets and Liabilities (Unaudited)

Assets	November 30, 2020

Unaffiliated investments, at value (identified cost, $197,321,368)	$192,088,085

Affiliated investment, at value (identified cost, $2,756,462)	2,756,462

Cash	819,280

Interest receivable	596,264

Dividends receivable from affiliated investment	152

Receivable for investments sold	72,969

Tax reclaims receivable	2,726

Prepaid upfront fees on variable rate term preferred shares	13,550

Prepaid upfront fees and other fees on notes payable	46,060

Prepaid expenses	6,102

Total assets	$196,401,650

Liabilities

Notes payable	$49,000,000

Variable rate term preferred shares, at liquidation value (net of unamortized deferred debt issuance costs of $31,518)	18,968,482

Payable for investments purchased	4,949,451

Payable to affiliates:

Investment adviser fee	116,073

Trustees’ fees	1,805

Interest expense and fees payable	106,812

Accrued expenses	114,667

Total liabilities	$73,257,290

Net assets applicable to common shares	$123,144,360

Sources of Net Assets

Common shares, $0.01 par value, unlimited number of shares authorized, 7,606,422 shares issued and outstanding	$76,064

Additional paid-in capital	143,348,251

Accumulated loss	(20,279,955)

Net assets applicable to common shares	$123,144,360

Net Asset Value Per Common Share

($123,144,360 ÷ 7,606,422 common shares issued and outstanding)	$16.19

23	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Statement of Operations (Unaudited)

Investment Income	Six Months Ended November 30, 2020

Interest and other income	$4,243,011

Dividends from affiliated investment	1,691

Total investment income	$4,244,702

Expenses

Investment adviser fee	$687,420

Trustees’ fees and expenses	5,567

Custodian fee	43,414

Transfer and dividend disbursing agent fees	9,102

Legal and accounting services	220,077

Printing and postage	19,749

Interest expense and fees	571,244

Miscellaneous	29,683

Total expenses	$1,586,256

Net investment income	$2,658,446

Realized and Unrealized Gain (Loss)

Net realized gain (loss) —

Investment transactions	$(2,261,173)

Investment transactions — affiliated investment	(269)

Net realized loss	$(2,261,442)

Change in unrealized appreciation (depreciation) —

Investments	$11,425,537

Investments — affiliated investment	141

Foreign currency	193

Net change in unrealized appreciation (depreciation)	$11,425,871

Net realized and unrealized gain	$9,164,429

Net increase in net assets from operations	$11,822,875

24	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Statements of Changes in Net Assets

Increase (Decrease) in Net Assets	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31, 2020

From operations —

Net investment income	$2,658,446	$6,645,714

Net realized loss	(2,261,442)	(5,892,328)

Net change in unrealized appreciation (depreciation)	11,425,871	(9,849,114)

Net increase (decrease) in net assets from operations	$11,822,875	$(9,095,728)

Distributions to common shareholders	$(2,761,131)	$(6,623,737)

Tax return of capital to common shareholders	$—	$(708,854)

Net increase (decrease) in net assets	$9,061,744	$(16,428,319)

Net Assets Applicable to Common Shares

At beginning of period	$114,082,616	$130,510,935

At end of period	$123,144,360	$114,082,616

25	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Statement of Cash Flows (Unaudited)

Cash Flows From Operating Activities	Six Months Ended November 30, 2020

Net increase in net assets from operations	$11,822,875

Adjustments to reconcile net increase in net assets from operations to net cash used in operating activities:

Investments purchased	(26,519,924)

Investments sold and principal repayments	17,102,061

Increase in short-term investments, net	(1,291,912)

Net amortization/accretion of premium (discount)	(289,845)

Amortization of prepaid upfront fees on variable rate term preferred shares	2,190

Amortization of deferred debt issuance costs on variable rate term preferred shares	4,947

Amortization of prepaid upfront fees and other fees on notes payable	75,038

Decrease in interest receivable	68,212

Decrease in dividends receivable from affiliated investment	341

Increase in tax reclaims receivable	(193)

Decrease in prepaid expenses	2,471

Increase in payable to affiliate for investment adviser fee	9,788

Increase in payable to affiliate for Trustees’ fees	99

Decrease in interest expense and fees payable	(56,598)

Decrease in accrued expenses	(58,891)

Increase in unfunded loan commitments	385,124

Net change in unrealized (appreciation) depreciation from investments	(11,425,678)

Net realized loss from investments	2,261,442

Net cash used in operating activities	$(7,908,453)

Cash Flows From Financing Activities

Cash distributions paid to common shareholders	$(2,761,131)

Proceeds from notes payable	10,500,000

Net cash provided by financing activities	$7,738,869

Net decrease in cash	$(169,584)

Cash at beginning of period	$988,864

Cash at end of period	$819,280

Supplemental disclosure of cash flow information:

Cash paid for interest and fees on borrowings and variable rate term preferred shares	$545,667

26	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Financial Highlights

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31,
			2020	2019	2018	2017	2016

Net asset value — Beginning of period (Common shares)	$15.000		$17.160	$17.830	$17.930	$16.610	$18.390

Income (Loss) From Operations

Net investment income(1)	$0.350		$0.874	$0.974	$0.898	$0.948	$1.058

Net realized and unrealized gain (loss)	1.203		(2.070)	(0.694)	(0.088)	1.365	(1.724)

Total income (loss) from operations	$1.553		$(1.196)	$0.280	$0.810	$2.313	$(0.666)

Less Distributions to Common Shareholders

From net investment income	$(0.363)		$(0.871)	$(0.950)	$(0.910)	$(0.983)	$(1.114)

Tax return of capital	—		(0.093)	—	—	(0.010)	—

Total distributions to common shareholders	$(0.363)		$(0.964)	$(0.950)	$(0.910)	$(0.993)	$(1.114)

Net asset value — End of period (Common shares)	$16.190		$15.000	$17.160	$17.830	$17.930	$16.610

Market value — End of period (Common shares)	$15.130		$13.730	$14.890	$16.720	$17.350	$15.240

Total Investment Return on Net Asset Value(2)	10.67	%(3)	(6.71)%	2.35%	5.03%	14.69%	(2.60)%

Total Investment Return on Market Value(2)	13.00	%(3)	(1.60)%	(5.29)%	1.79%	20.96%	(3.15)%

27	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Financial Highlights — continued

Selected data for a common share outstanding during the periods stated

	Six Months Ended November 30, 2020 (Unaudited)		Year Ended May 31,
Ratios/Supplemental Data			2020	2019	2018	2017	2016

Net assets applicable to common shares, end of period (000’s omitted)	$123,144		$114,083	$130,511	$135,650	$136,351	$126,331

Ratios (as a percentage of average daily net assets applicable to common shares):†

Expenses excluding interest and fees(4)	1.70	%(5)	1.57%	1.44%	1.44%	1.48%	1.63%

Interest and fee expense(6)	0.95	%(5)	1.83%	2.09%	1.57%	1.17%	0.99%

Total expenses(4)	2.65	%(5)	3.40%	3.53%	3.01%	2.65%	2.62%

Net investment income	4.43	%(5)	5.33%	5.56%	5.00%	5.40%	6.35%

Portfolio Turnover	9	%(3)	37%	24%	33%	52%	29%

Senior Securities:

Total notes payable outstanding (in 000’s)	$49,000		$38,500	$54,000	$58,000	$54,000	$34,000

Asset coverage per $1,000 of notes payable(7)	$3,901		$4,457	$3,769	$3,666	$3,877	$5,774

Total preferred shares outstanding	190		190	190	190	190	360

Asset coverage per preferred share(8)	$281,095		$298,405	$278,782	$276,169	$286,782	$280,473

Involuntary liquidation preference per preferred share(9)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

Approximate market value per preferred share(9)	$100,000		$100,000	$100,000	$100,000	$100,000	$100,000

(1)	Computed using average common shares outstanding.

(2)

Returns are historical and are calculated by determining the percentage change in net asset value or market value with all distributions reinvested. Distributions are assumed to be reinvested at prices obtained under the Fund’s dividend reinvestment plan.

(3)	Not annualized.

(4)

Excludes the effect of custody fee credits, if any, of less than 0.005%. Effective September 1, 2015, custody fee credits, which were earned on cash deposit balances, were discontinued by the custodian.

(5)	Annualized.

(6)

Interest and fee expense relates to variable rate term preferred shares (see Note 2) and the notes payable (see Note 7). Effective June 1, 2016, the ratio includes amortization of deferred debt issuance costs. For periods prior to June 1, 2016, amortization of deferred debt issuance costs was included in the ratio of expenses excluding interest and fees.

(7)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, and dividing the result by the notes payable balance in thousands.

(8)

Calculated by subtracting the Fund’s total liabilities (not including the notes payable and preferred shares) from the Fund’s total assets, dividing the result by the sum of the value of the notes payable and liquidation value of the preferred shares, and multiplying the result by the liquidation value of one preferred share. Such amount equates to 281%, 298%, 279%, 276%, 287% and 280% at November 30, 2020 and May 31, 2020, 2019, 2018, 2017 and 2016, respectively.

(9)	Plus accumulated and unpaid dividends.

†

Ratios based on net assets applicable to common shares plus preferred shares and borrowings are presented below. Ratios exclude the effect of custody fee credits, if any. Ratios for periods less than one year are annualized.

	Six Months Ended November 30, 2020 (Unaudited)	Year Ended May 31,
		2020	2019	2018	2017	2016

Expenses excluding interest and fees	1.11%	1.02%	0.92%	0.94%	0.98%	0.99%

Interest and fee expense	0.62%	1.18%	1.35%	1.01%	0.77%	0.60%

Total expenses	1.73%	2.20%	2.27%	1.95%	1.75%	1.59%

Net investment income	2.90%	3.46%	3.58%	3.24%	3.56%	3.87%

28	See Notes to Financial Statements.

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Notes to Financial Statements (Unaudited)

1  Significant Accounting Policies

Eaton Vance Floating-Rate Income Plus Fund (the Fund) is a Massachusetts business trust registered under the Investment Company Act of 1940, as amended (the 1940 Act), as a diversified, closed-end management investment company. The Fund’s investment objective is total return, with an emphasis on income.

The following is a summary of significant accounting policies of the Fund. The policies are in conformity with accounting principles generally accepted in the United States of America (U.S. GAAP). The Fund is an investment company and follows accounting and reporting guidance in the Financial Accounting Standards Board (FASB) Accounting Standards Codification Topic 946.

A  Investment Valuation — The following methodologies are used to determine the market value or fair value of investments.

Senior Floating-Rate Loans. Interests in senior floating-rate loans (Senior Loans) for which reliable market quotations are readily available are valued generally at the average mean of bid and ask quotations obtained from a third party pricing service. Other Senior Loans are valued at fair value by the investment adviser under procedures approved by the Trustees. In fair valuing a Senior Loan, the investment adviser utilizes one or more of the valuation techniques described in (i) through (iii) below to assess the likelihood that the borrower will make a full repayment of the loan underlying such Senior Loan relative to yields on other Senior Loans issued by companies of comparable credit quality. If the investment adviser believes that there is a reasonable likelihood of full repayment, the investment adviser will determine fair value using a matrix pricing approach that considers the yield on the Senior Loan. If the investment adviser believes there is not a reasonable likelihood of full repayment, the investment adviser will determine fair value using analyses that include, but are not limited to: (i) a comparison of the value of the borrower’s outstanding equity and debt to that of comparable public companies; (ii) a discounted cash flow analysis; or (iii) when the investment adviser believes it is likely that a borrower will be liquidated or sold, an analysis of the terms of such liquidation or sale. In certain cases, the investment adviser will use a combination of analytical methods to determine fair value, such as when only a portion of a borrower’s assets are likely to be sold. In conducting its assessment and analyses for purposes of determining fair value of a Senior Loan, the investment adviser will use its discretion and judgment in considering and appraising relevant factors. Fair value determinations are made by the portfolio managers of the Fund based on information available to such managers. The portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may not possess the same information about a Senior Loan borrower as the portfolio managers of the Fund. At times, the fair value of a Senior Loan determined by the portfolio managers of other funds managed by the investment adviser that invest in Senior Loans may vary from the fair value of the same Senior Loan determined by the portfolio managers of the Fund. The fair value of each Senior Loan is periodically reviewed and approved by the investment adviser’s Valuation Committee and by the Trustees based upon procedures approved by the Trustees. Junior Loans (i.e., subordinated loans and second lien loans) are valued in the same manner as Senior Loans.

Debt Obligations. Debt obligations are generally valued on the basis of valuations provided by third party pricing services, as derived from such services’ pricing models. Inputs to the models may include, but are not limited to, reported trades, executable bid and ask prices, broker/dealer quotations, prices or yields of securities with similar characteristics, interest rates, anticipated prepayments, benchmark curves or information pertaining to the issuer, as well as industry and economic events. The pricing services may use a matrix approach, which considers information regarding securities with similar characteristics to determine the valuation for a security. Short-term debt obligations purchased with a remaining maturity of sixty days or less for which a valuation from a third party pricing service is not readily available may be valued at amortized cost, which approximates fair value.

Equity Securities. Equity securities listed on a U.S. securities exchange generally are valued at the last sale or closing price on the day of valuation or, if no sales took place on such date, at the mean between the closing bid and ask prices on the exchange where such securities are principally traded. Equity securities listed on the NASDAQ Global or Global Select Market generally are valued at the NASDAQ official closing price. Unlisted or listed securities for which closing sales prices or closing quotations are not available are valued at the mean between the latest available bid and ask prices or, in the case of preferred equity securities that are not listed or traded in the over-the-counter market, by a third party pricing service that uses various techniques that consider factors including, but not limited to, prices or yields of securities with similar characteristics, benchmark yields, broker/dealer quotes, quotes of underlying common stock, issuer spreads, as well as industry and economic events.

Affiliated Fund. The Fund may invest in Eaton Vance Cash Reserves Fund, LLC (Cash Reserves Fund), an affiliated investment company managed by Eaton Vance Management (EVM). While Cash Reserves Fund is not a registered money market mutual fund, it conducts all of its investment activities in accordance with the requirements of Rule 2a-7 under the 1940 Act. Investments in Cash Reserves Fund are valued at the closing net asset value per unit on the valuation day. Cash Reserves Fund generally values its investment securities based on available market quotations provided by a third party pricing service.

Fair Valuation. Investments for which valuations or market quotations are not readily available or are deemed unreliable are valued at fair value using methods determined in good faith by or at the direction of the Trustees of the Fund in a manner that most fairly reflects the security’s “fair value”, which is the amount that the Fund might reasonably expect to receive for the security upon its current sale in the ordinary course. Each such determination is based on a consideration of relevant factors, which are likely to vary from one pricing context to another. These factors may include, but are not limited to, the type of security, the existence of any contractual restrictions on the security’s disposition, the price and extent of public trading in similar securities of the issuer or of comparable companies or entities, quotations or relevant information obtained from broker/dealers or other market participants, information obtained from the issuer, analysts, and/or the appropriate stock exchange (for exchange-traded securities), an analysis of the company’s or entity’s financial statements, and an evaluation of the forces that influence the issuer and the market(s) in which the security is purchased and sold.

B  Investment Transactions — Investment transactions for financial statement purposes are accounted for on a trade date basis. Realized gains and losses on investments sold are determined on the basis of identified cost.

29

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

C  Income — Interest income is recorded on the basis of interest accrued, adjusted for amortization of premium or accretion of discount. Fees associated with loan amendments are recognized immediately. Dividend income is recorded on the ex-dividend date for dividends received in cash and/or securities. However, if the ex-dividend date has passed, certain dividends from foreign securities are recorded as the Fund is informed of the ex-dividend date. Withholding taxes on foreign dividends and capital gains have been provided for in accordance with the Fund’s understanding of the applicable countries’ tax rules and rates.

D  Federal Taxes — The Fund’s policy is to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute to shareholders each year substantially all of its net investment income, and all or substantially all of its net realized capital gains. Accordingly, no provision for federal income or excise tax is necessary.

As of November 30, 2020, the Fund had no uncertain tax positions that would require financial statement recognition, de-recognition, or disclosure. The Fund files a U.S. federal income tax return annually after its fiscal year-end, which is subject to examination by the Internal Revenue Service for a period of three years from the date of filing.

E  Unfunded Loan Commitments — The Fund may enter into certain loan agreements all or a portion of which may be unfunded. The Fund is obligated to fund these commitments at the borrower’s discretion. These commitments, if any, are disclosed in the accompanying Portfolio of Investments. At November 30, 2020, the Fund had sufficient cash and/or securities to cover these commitments.

F  Use of Estimates — The preparation of the financial statements in conformity with U.S. GAAP requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of income and expense during the reporting period. Actual results could differ from those estimates.

G  Indemnifications — Under the Fund’s organizational documents, its officers and Trustees may be indemnified against certain liabilities and expenses arising out of the performance of their duties to the Fund. Under Massachusetts law, if certain conditions prevail, shareholders of a Massachusetts business trust (such as the Fund) could be deemed to have personal liability for the obligations of the Fund. However, the Fund’s Declaration of Trust contains an express disclaimer of liability on the part of Fund shareholders and the By-laws provide that the Fund shall assume, upon request by the shareholder, the defense on behalf of any Fund shareholders. Moreover, the By-laws also provide for indemnification out of Fund property of any shareholder held personally liable solely by reason of being or having been a shareholder for all loss or expense arising from such liability. Additionally, in the normal course of business, the Fund enters into agreements with service providers that may contain indemnification clauses. The Fund’s maximum exposure under these arrangements is unknown as this would involve future claims that may be made against the Fund that have not yet occurred.

H  Interim Financial Statements — The interim financial statements relating to November 30, 2020 and for the six months then ended have not been audited by an independent registered public accounting firm, but in the opinion of the Fund’s management, reflect all adjustments, consisting only of normal recurring adjustments, necessary for the fair presentation of the financial statements.

2  Variable Rate Term Preferred Shares

Variable rate term preferred shares are a form of preferred shares that represent stock of the Fund. They have a par value of $0.01 per share and a liquidation preference of $100,000 per share.

On July 10, 2013, the Fund issued 360 shares of Series C-1 Variable Rate Term Preferred Shares (Series C-1 VRTP Shares) in a private offering to a commercial paper conduit sponsored by a large financial institution. The Series C-1 VRTP Shares had an original mandatory redemption date of July 8, 2016 that had been extended on various dates through April 7, 2017 upon consent of the holders of the Series C-1 VRTP Shares and approval of the Fund’s Board of Trustees. On September 30, 2016, the Fund redeemed 170 Series C-1 VRTP Shares at a liquidation price of $100,000 per share, the financing for which was provided by a committed financing arrangement (see Note 7).

Upon completion of the partial redemption of the Series C-1 VRTP Shares, the remaining 190 Series C-1 VRTP Shares were transferred to another large financial institution (the Assignee) on September 30, 2016 as permitted by the Fund’s By-laws. The transferred Series C-1 VRTP Shares were then exchanged for an equal number of Series L-2 Variable Rate Term Preferred Shares (Series L-2 VRTP Shares), and the mandatory redemption date was extended to three years from the date of transfer. Effective January 24, 2019, the mandatory redemption date of the Series L-2 VRTP Shares was extended to January 24, 2024. Dividends on the Series L-2 VRTP Shares are determined each day based on a spread of 1.75% to three-month LIBOR. Such spread is determined based on the current credit rating of the Series L-2 VRTP Shares, which is provided by Moody’s Investors Service.

The Series L-2 VRTP Shares are redeemable at the option of the Fund at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, on any business day and solely for the purpose of reducing the leverage of the Fund. The Series L-2 VRTP Shares are also subject to mandatory redemption at a redemption price equal to $100,000 per share, plus accumulated and unpaid dividends, if the Fund is in default for an extended period on its asset maintenance or leverage ratio requirements with respect to the Series L-2 VRTP Shares. Six months prior to the mandatory redemption date, the Fund is required to segregate in a liquidity account with its custodian investments equal to 110% of the Series L-2 VRTP Shares’ redemption price, and over the six-month period execute a series of liquidation transactions to assure sufficient liquidity to redeem the Series L-2 VRTP Shares. The holders

30

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

of the Series L-2 VRTP Shares, voting as a class, are entitled to elect two Trustees of the Fund. If the dividends on the Series L-2 VRTP Shares remain unpaid in an amount equal to two full years’ dividends, the holders of the Series L-2 VRTP Shares as a class have the right to elect a majority of the Board of Trustees.

For financial reporting purposes, the liquidation value of the Series L-2 VRTP Shares (net of unamortized deferred debt issuance costs) is presented as a liability on the Statement of Assets and Liabilities and unpaid dividends are included in interest expense and fees payable. Dividends accrued on Series L-2 VRTP Shares are treated as interest payments for financial reporting purposes and are included in interest expense and fees on the Statement of Operations.

In connection with the transfer of the Series C-1 VRTP Shares to the Assignee on September 30, 2016, the Fund paid an upfront fee of $95,000 and debt issuance costs of $107,733. The Fund paid additional debt issuance costs of $23,000 in connection with the extension of the mandatory redemption date of the Series L-2 VRTP Shares. These amounts are being amortized to interest expense and fees through January 24, 2024. The unamortized amount of the debt issuance costs as of November 30, 2020 is presented as a reduction of the liability for variable rate term preferred shares on the Statement of Assets and Liabilities.

The carrying amount of the Series L-2 VRTP Shares at November 30, 2020 represents its liquidation value, which approximates fair value. If measured at fair value, the Series L-2 VRTP Shares would have been considered as Level 2 in the fair value hierarchy (see Note 9) at November 30, 2020. The average liquidation preference of the Series L-2 VRTP Shares during the six months ended November 30, 2020 was $19,000,000.

3  Distributions to Shareholders and Income Tax Information

The Fund intends to make monthly distributions of net investment income to common shareholders, after payment of any dividends on any outstanding variable rate term preferred shares. In addition, at least annually, the Fund intends to distribute all or substantially all of its net realized capital gains. Distributions to common shareholders are recorded on the ex-dividend date. Dividends to variable rate term preferred shareholders are accrued daily and payable quarterly. The dividend rate on the Series L-2 VRTP Shares at November 30, 2020 was 1.97%. The amount of dividends accrued and the average annual dividend rate of the Series L-2 VRTP Shares during the six months ended November 30, 2020 were $212,938 and 2.24%, respectively.

Distributions to shareholders are determined in accordance with income tax regulations, which may differ from U.S. GAAP. As required by U.S. GAAP, only distributions in excess of tax basis earnings and profits are reported in the financial statements as a return of capital. Permanent differences between book and tax accounting relating to distributions are reclassified to paid-in capital. For tax purposes, distributions from short-term capital gains are considered to be from ordinary income.

At May 31, 2020, the Fund, for federal income tax purposes, had deferred capital losses of $12,582,036 which would reduce its taxable income arising from future net realized gains on investment transactions, if any, to the extent permitted by the Internal Revenue Code, and thus would reduce the amount of distributions to shareholders, which would otherwise be necessary to relieve the Fund of any liability for federal income or excise tax. The deferred capital losses are treated as arising on the first day of the Fund’s next taxable year and retain the same short-term or long-term character as when originally deferred. Of the deferred capital losses at May 31, 2020, $1,720,456 are short-term and $10,861,580 are long-term.

The cost and unrealized appreciation (depreciation) of investments of the Fund at November 30, 2020, as determined on a federal income tax basis, were as follows:

Aggregate cost	$200,070,946

Gross unrealized appreciation	$1,365,580

Gross unrealized depreciation	(6,591,979)

Net unrealized depreciation	$(5,226,399)

4  Investment Adviser Fee and Other Transactions with Affiliates

The investment adviser fee is earned by EVM, a wholly-owned subsidiary of Eaton Vance Corp., as compensation for investment advisory services rendered to the Fund. The fee is computed at an annual rate of 0.75% of the Fund’s average daily total managed assets and is payable monthly. Total managed assets as referred to herein represent total assets of the Fund (including assets attributable to borrowings, any outstanding preferred shares, or other forms of leverage) less accrued liabilities (other than liabilities representing borrowings or such other forms of leverage). For the six months ended November 30, 2020, the Fund’s investment adviser fee amounted to $687,420. The Fund invests its cash in Cash Reserves Fund. EVM does not currently receive a fee for advisory services provided to Cash Reserves Fund. EVM also serves as administrator of the Fund, but receives no compensation.

31

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

Trustees and officers of the Fund who are members of EVM’s organization receive remuneration for their services to the Fund out of the investment adviser fee. Trustees of the Fund who are not affiliated with EVM may elect to defer receipt of all or a percentage of their annual fees in accordance with the terms of the Trustees Deferred Compensation Plan. For the six months ended November 30, 2020, no significant amounts have been deferred. Certain officers and Trustees of the Fund are officers of EVM.

5  Purchases and Sales of Investments

Purchases and sales of investments, other than short-term obligations and including maturities, paydowns and principal repayments on Senior Loans, aggregated $27,936,480 and $15,722,442, respectively, for the six months ended November 30, 2020.

6  Common Shares of Beneficial Interest

The Fund may issue common shares pursuant to its dividend reinvestment plan. There were no common shares issued by the Fund for the six months ended November 30, 2020 and the year ended May 31, 2020.

In November 2013, the Board of Trustees initially approved a share repurchase program for the Fund. Pursuant to the reauthorization of the share repurchase program by the Board of Trustees in March 2019, the Fund is authorized to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year at market prices when shares are trading at a discount to net asset value. The share repurchase program does not obligate the Fund to purchase a specific amount of shares. There were no repurchases of common shares by the Fund for the six months ended November 30, 2020 and the year ended May 31, 2020.

According to filings made on Schedule 13D and 13G pursuant to Sections 13(d) and 13(g) of the Securities Exchange Act of 1934, as amended, one entity and one individual affiliated with such entity together owned 22.5% of the Fund’s common shares.

7  Revolving Credit and Security Agreement

The Fund has entered into a Revolving Credit and Security Agreement, as amended (the Agreement) with conduit lenders and a bank to borrow up to $64 million. Borrowings under the Agreement are secured by the assets of the Fund. Interest is charged at a rate above the conduits’ commercial paper issuance rate and is payable monthly. Under the terms of the Agreement, in effect through March 8, 2021, the Fund also pays a program fee of 0.85% per annum on its outstanding borrowings to administer the facility and a liquidity fee of 0.15% (0.25% if the outstanding loan amount is less than or equal to 60% of the total facility size) per annum on the unused portion of the total commitment under the Agreement. Program and liquidity fees for the six months ended November 30, 2020 totaled $206,217 and are included in interest expense and fees on the Statement of Operations. In connection with the renewal of the Agreement on March 9, 2020, the Fund paid upfront fees of $64,000 and, shortly thereafter on March 20, 2020, the Fund paid waiver fees of $80,000 in connection with a reduction of Fund net asset value during the month of March 2020 due to market volatility; these aggregate upfront and waiver fees are being amortized to interest expense through March 8, 2021. The unamortized balance at November 30, 2020 is approximately $46,000 and is included in prepaid upfront fees and other fees on notes payable on the Statement of Assets and Liabilities. At November 30, 2020, the Fund had borrowings outstanding under the Agreement of $49,000,000 at an annual interest rate of 0.21%. Based on the short-term nature of the borrowings under the Agreement and the variable interest rate, the carrying amount of the borrowings at November 30, 2020 approximated its fair value. If measured at fair value, borrowings under the Agreement would have been considered as Level 2 in the fair value hierarchy (see Note 9) at November 30, 2020. For the six months ended November 30, 2020, the average borrowings under the Agreement and the average annual interest rate (excluding fees) were $44,377,049 and 0.27%, respectively.

8  Investments in Affiliated Funds

At November 30, 2020, the value of the Fund’s investment in affiliated funds was $2,756,462, which represents 2.2% of the Fund’s net assets applicable to common shares. Transactions in affiliated funds by the Fund for the six months ended November 30, 2020 were as follows:

Name of affiliated fund	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Units, end of period

Short-Term Investments

Eaton Vance Cash Reserves Fund, LLC	$1,464,678	$30,809,341	$(29,517,429)	$(269)	$141	$2,756,462	$1,691	2,756,462

32

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

9  Fair Value Measurements

Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.

•	Level 1 – quoted prices in active markets for identical investments

•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 – significant unobservable inputs (including a fund’s own assumptions in determining the fair value of investments)

In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.

At November 30, 2020, the hierarchy of inputs used in valuing the Fund’s investments, which are carried at value, were as follows:

Asset Description	Level 1	Level 2	Level 3*	Total

Asset-Backed Securities	$—	$11,280,554	$—	$11,280,554

Common Stocks	219,595	753,793	273,587	1,246,975

Corporate Bonds & Notes	—	3,808,603	—	3,808,603

Preferred Stocks	52,257	12,220	80,660	145,137

Senior Floating-Rate Loans (Less Unfunded Loan Commitments)	—	175,311,774	290,955	175,602,729

Warrants	—	—	1,491	1,491

Miscellaneous	—	2,596	—	2,596

Short-Term Investments	—	2,756,462	—	2,756,462

Total Investments	$271,852	$193,926,002	$646,693	$194,844,547

*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the six months ended November 30, 2020 is not presented.

10  Risks and Uncertainties

Credit Risk

The Fund invests primarily in below investment grade floating-rate loans, which are considered speculative because of the credit risk of their issuers. Changes in economic conditions or other circumstances are more likely to reduce the capacity of issuers of these securities to make principal and interest payments. Such companies are more likely to default on their payments of interest and principal owed than issuers of investment grade bonds. An economic downturn generally leads to a higher non-payment rate, and a loan or other debt obligation may lose significant value before a default occurs. Lower rated investments also may be subject to greater price volatility than higher rated investments. Moreover, the specific collateral used to secure a loan may decline in value or become illiquid, which would adversely affect the loan’s value.

Pandemic Risk

An outbreak of respiratory disease caused by a novel coronavirus was first detected in China in December 2019 and subsequently spread internationally. This coronavirus has resulted in closing borders, enhanced health screenings, changes to healthcare service preparation and delivery, quarantines, cancellations, disruptions to supply chains and customer activity, as well as general concern and uncertainty. Health crises caused by outbreaks, such as the coronavirus outbreak, may exacerbate other pre-existing political, social and economic risks and disrupt normal market conditions and operations. The impact of this outbreak has negatively affected the worldwide economy, the economies of individual countries, individual companies, and the market in general, and may continue to do so in significant and unforeseen ways, as may other epidemics and pandemics that may arise in the future. Any such impact could adversely affect the Fund’s performance, or the performance of the securities in which the Fund invests.

11  Additional Information

On October 8, 2020, Morgan Stanley and Eaton Vance Corp. (“Eaton Vance”) announced that they had entered into a definitive agreement under which Morgan Stanley would acquire Eaton Vance. Under the Investment Company Act of 1940, as amended, consummation of this transaction may be deemed

33

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Notes to Financial Statements (Unaudited) — continued

to result in the automatic termination of an Eaton Vance Fund’s investment advisory agreement, and, where applicable, any related sub-advisory agreement. On December 18, 2020, the Fund’s Board approved a new investment advisory agreement. The new investment advisory agreement will be presented to Fund shareholders for approval, and, if approved, would take effect upon consummation of the transaction. Shareholders of record of the Fund at the close of business on January 15, 2021 who have voting power with respect to such shares are entitled to be present and vote at a special meeting of shareholders to be held on February 26, 2021 and at any adjournments or postponements thereof.

34

Eaton Vance

Floating-Rate Income Plus Fund

November 30, 2020

Officers and Trustees

Officers

Eric A. Stein

President

Deidre E. Walsh

Vice President

Maureen A. Gemma

Secretary and Chief Legal Officer

James F. Kirchner

Treasurer

Richard F. Froio

Chief Compliance Officer

Trustees

William H. Park

Chairperson

David Basile

Peter Borish*

Charles Clarvit

Mark R. Fetting

George J. Gorman

Valerie A. Mosley

Helen Frame Peters

Keith Quinton

Marcus L. Smith

Susan J. Sutherland

*	Peter Borish resigned as a trustee of the Fund effective October 30, 2020.

35

Eaton Vance Funds

IMPORTANT NOTICES

Privacy.  The Eaton Vance organization is committed to ensuring your financial privacy. Each entity listed below has adopted privacy policy and procedures (“Privacy Program”) Eaton Vance believes is reasonably designed to protect your personal information and to govern when and with whom Eaton Vance may share your personal information.

•

At the time of opening an account, Eaton Vance generally requires you to provide us with certain information such as name, address, social security number, tax status, account numbers, and account balances. This information is necessary for us to both open an account for you and to allow us to satisfy legal requirements such as applicable anti-money laundering reviews and know-your-customer requirements.

•

On an ongoing basis, in the normal course of servicing your account, Eaton Vance may share your information with unaffiliated third parties that perform various services for Eaton Vance and/or your account. These third parties include transfer agents, custodians, broker/dealers and our professional advisers including auditors, accountants, and legal counsel. Eaton Vance may share your personal information with our affiliates. Eaton Vance may also share your information as required or permitted by applicable law.

•	We have adopted a Privacy Program we believe is reasonably designed to protect the confidentiality of your personal information and to prevent unauthorized access to your information.

•

We reserve the right to change our Privacy Program at any time upon proper notification to you. You may want to review our Privacy Program periodically for changes by accessing the link on our homepage: www.eatonvance.com.

Our pledge of protecting your personal information applies to the following entities within the Eaton Vance organization: the Eaton Vance Family of Funds, Eaton Vance Management, Eaton Vance WaterOak Advisors, Eaton Vance Distributors, Inc., Eaton Vance Trust Company, Eaton Vance Management (International) Limited, Eaton Vance Advisers International Ltd., Eaton Vance Global Advisors Limited, Eaton Vance Management’s Real Estate Investment Group, Boston Management and Research, Calvert Research and Management, and Calvert Funds. This notice supersedes all previously issued privacy disclosures. For more information about Eaton Vance’s Privacy Program or about how your personal information may be used, please call 1-800-262-1122.

Delivery of Shareholder Documents.  The Securities and Exchange Commission (SEC) permits funds to deliver only one copy of shareholder documents, including prospectuses, proxy statements and shareholder reports, to fund investors with multiple accounts at the same residential or post office box address. This practice is often called “householding” and it helps eliminate duplicate mailings to shareholders. American Stock Transfer & Trust Company, LLC (“AST”), the closed-end funds transfer agent, or your financial intermediary, may household the mailing of your documents indefinitely unless you instruct AST, or your financial intermediary, otherwise. If you would prefer that your Eaton Vance documents not be householded, please contact AST or your financial intermediary. Your instructions that householding not apply to delivery of your Eaton Vance documents will typically be effective within 30 days of receipt by AST or your financial intermediary.

Portfolio Holdings.  Each Eaton Vance Fund and its underlying Portfolio(s) (if applicable) files a schedule of portfolio holdings on Part F to Form N-PORT with the SEC. Certain information filed on Form N-PORT may be viewed on the Eaton Vance website at www.eatonvance.com, by calling Eaton Vance at 1-800-262-1122 or in the EDGAR database on the SEC’s website at www.sec.gov.

Proxy Voting.  From time to time, funds are required to vote proxies related to the securities held by the funds. The Eaton Vance Funds or their underlying Portfolios (if applicable) vote proxies according to a set of policies and procedures approved by the Funds’ and Portfolios’ Boards. You may obtain a description of these policies and procedures and information on how the Funds or Portfolios voted proxies relating to portfolio securities during the most recent 12-month period ended June 30, without charge, upon request, by calling 1-800-262-1122 and by accessing the SEC’s website at www.sec.gov.

Share Repurchase Program.  The Fund’s Board of Trustees has approved a share repurchase program authorizing the Fund to repurchase up to 10% of its common shares outstanding as of the last day of the prior calendar year in open-market transactions at a discount to net asset value. The repurchase program does not obligate the Fund to purchase a specific amount of shares. The Fund’s repurchase activity, including the number of shares purchased, average price and average discount to net asset value, is disclosed in the Fund’s annual and semi-annual reports to shareholders.

Additional Notice to Shareholders.  If applicable, a Fund may also redeem or purchase its outstanding preferred shares in order to maintain compliance with regulatory requirements, borrowing or rating agency requirements or for other purposes as it deems appropriate or necessary.

Closed-End Fund Information.  Eaton Vance closed-end funds make fund performance data and certain information about portfolio characteristics available on the Eaton Vance website shortly after the end of each month. Other information about the funds is available on the website. The funds’ net asset value per share is readily accessible on the Eaton Vance website. Portfolio holdings for the most recent month-end are also posted to the website approximately 30 days following the end of the month. This information is available at www.eatonvance.com on the fund information pages under “Individual Investors — Closed-End Funds”.

36

Investment Adviser and Administrator

Eaton Vance Management

Two International Place

Boston, MA 02110

Custodian

State Street Bank and Trust Company

State Street Financial Center, One Lincoln Street

Boston, MA 02111

Transfer Agent

American Stock Transfer & Trust Company, LLC

6201 15th Avenue

Brooklyn, NY 11219

Fund Offices

Two International Place

Boston, MA 02110

13724    11.30.20

Item 2.	Code of Ethics

Not required in this filing.

Item 3.	Audit Committee Financial Expert

Not required in this filing.

Item 4.	Principal Accountant Fees and Services

Not required in this filing.

Item 5.	Audit Committee of Listed Registrants

Not required in this filing.

Item 6.	Schedule of Investments

Please see schedule of investments contained in the Report to Stockholders included under Item 1 of this Form N-CSR.

Item 7.	Disclosure of Proxy Voting Policies and Procedures for Closed-End Management Investment Companies

Not required in this filing.

Item 8.	Portfolio Managers of Closed-End Management Investment Companies

Not required in this filing.

Item 9.	Purchases of Equity Securities by Closed-End Management Investment Company and Affiliated Purchasers

No such purchases this period.

Item 10.	Submission of Matters to a Vote of Security Holders

No material changes.

Item 11.	Controls and Procedures

(a) It is the conclusion of the registrant’s principal executive officer and principal financial officer that the effectiveness of the registrant’s current disclosure controls and procedures (such disclosure controls and procedures having been evaluated within 90 days of the date of this filing) provide reasonable assurance that the information required to be disclosed by the registrant has been recorded, processed, summarized and reported within the time period specified in the Commission’s rules and forms and that the information required to be disclosed by the registrant has been accumulated and communicated to the registrant’s principal executive officer and principal financial officer in order to allow timely decisions regarding required disclosure.

(b) There have been no changes in the registrant’s internal controls over financial reporting during the period covered by this report that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 12.	Disclosure of Securities Lending Activities for Closed-End Management Investment Companies

No activity to report for the registrant’s most recent fiscal year end.

Item 13.	Exhibits

(a)(1)	Registrant’s Code of Ethics – Not applicable (please see Item 2).

(a)(2)(i)	Treasurer’s Section 302 certification.

(a)(2)(ii)	President’s Section 302 certification.

(b)	Combined Section 906 certification.

Signatures

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Eaton Vance Floating-Rate Income Plus Fund

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 25, 2021

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ James F. Kirchner
James F. Kirchner
Treasurer

Date:	January 25, 2021

By:	/s/ Eric A. Stein
Eric A. Stein
President

Date:	January 25, 2021